                            Table of Contents

                                     OVERVIEW
                       LETTER TO SHAREHOLDERS       1
                            ECONOMIC SNAPSHOT       2

                          PERFORMANCE SUMMARY
                            RETURN HIGHLIGHTS       4

                        PORTFOLIO AT A GLANCE
                             TOP TEN HOLDINGS       5
                          TOP FIVE INDUSTRIES       5
             Q&A WITH YOUR PORTFOLIO MANAGERS       6
                            GLOSSARY OF TERMS       9

                               BY THE NUMBERS
                      YOUR FUND'S INVESTMENTS      10
                         FINANCIAL STATEMENTS      13
                NOTES TO FINANCIAL STATEMENTS      19
    BOARD OF TRUSTEES AND IMPORTANT ADDRESSES      25

Promising economic signs have appeared on the horizon.

This report must be preceded or accompanied by a prospectus for the fund being offered.
              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

 OVERVIEW

LETTER TO SHAREHOLDERS
March 20, 2002

Dear Shareholder,

In recent months, promising economic signs have appeared on the horizon. While it may be too soon to declare an end to the recession, it's never too soon to discuss diversification and long-term investment strategies.

Over the years, we've used our generations of experience to help investors like you pursue their financial goals. Whether you're planning for your future, or for your family's, we encourage you to consider including a variety of stock and fixed-income funds in your portfolio. We believe an appropriately diversified portfolio, one which includes a balanced mix of investments, may help smooth out the effects of the market's fluctuations--and, as such, may help improve your portfolio's long-term performance.

While no portfolio is immune to volatility, your advisor can help you structure a portfolio designed to address your long-term financial goals. Be sure to discuss your situation with your advisor before investing.

                  Thank you for your continued trust in Van Kampen. We appreciate the opportunity to help you and your loved ones enjoy life's true wealth--family, friends and life's daily pleasures.

Sincerely,

[SIG]
Richard F. Powers, III
President and CEO
Van Kampen Asset Management Inc.

ECONOMIC SNAPSHOT

THE ECONOMY AND INTEREST RATES
IN FEBRUARY 2002, SIGNS OF IMPROVING ECONOMIC CONDITIONS WERE EVIDENT AS REPORTS OF A GROWING ECONOMY AND IMPROVING RETAIL SALES SURFACED. HOWEVER, MANY BUSINESS LEADERS, AS WELL AS WALL STREET FORECASTERS, REMAINED SKEPTICAL THAT AN ECONOMIC RECOVERY WAS UNDERWAY.

THE DEBATE WAS SEEMINGLY PUT TO REST AT MONTH'S END AS FEDERAL RESERVE BOARD CHAIRMAN ALAN GREENSPAN DELIVERED AN UPBEAT ASSESSMENT OF FUTURE ECONOMIC PROSPECTS TO CONGRESS. DURING HIS PRESENTATION, GREENSPAN INFORMED MEMBERS OF THE SENATE THAT THE U.S RECESSION HAD COME TO AN END--AND THAT THE FED'S RATE-CUTTING CAMPAIGN HAD ALSO RUN ITS COURSE. THE 11 RATE REDUCTIONS MADE DURING 2001 HAD BROUGHT THE FEDERAL FUNDS RATE TO 1.75 PERCENT, A 40-YEAR LOW.

IN THE DAYS FOLLOWING GREENSPAN'S COMMENTS, THE GOVERNMENT RELEASED STATISTICAL DATA WHICH SEEMED TO SUPPORT THE CHAIRMAN'S CLAIMS. U.S. ECONOMIC GROWTH IN THE FOURTH QUARTER OF 2001 WAS MUCH STRONGER THAN ANTICIPATED, WHILE FEBRUARY 2002 BROUGHT SIGNS OF MARKED IMPROVEMENT FOR A BELEAGUERED MANUFACTURING SECTOR.

U.S. GROSS DOMESTIC PRODUCT

SEASONALLY ADJUSTED ANNUALIZED RATES

(December 31, 1999--December 31, 2001)

[BAR GRAPH]

                                                                      U.S. GROSS DOMESTIC PRODUCT
                                                                      ---------------------------
Dec 99                                                                            8.30
Mar 00                                                                            4.80
Jun 00                                                                            5.70
Sep 00                                                                            1.30
Dec 00                                                                            1.90
Mar 01                                                                            1.30
Jun 01                                                                            0.30
Sep 01                                                                           -1.30
Dec 01                                                                            1.40

Source: Bureau of Economic Analysis

INTEREST RATES AND INFLATION

(February 28, 2000--February 28, 2002)

[LINE GRAPH]

                                                                       INTEREST RATES                       INFLATION
                                                                       --------------                       ---------
Feb 00                                                                      5.75                               3.20
                                                                            6.00                               3.80
                                                                            6.00                               3.10
May 00                                                                      6.50                               3.20
                                                                            6.50                               3.70
                                                                            6.50                               3.70
Aug 00                                                                      6.50                               3.40
                                                                            6.50                               3.50
                                                                            6.50                               3.40
Nov 00                                                                      6.50                               3.40
                                                                            6.50                               3.40
                                                                            5.50                               3.70
Feb 01                                                                      5.50                               3.50
                                                                            5.00                               2.90
                                                                            4.50                               3.30
May 01                                                                      4.00                               3.60
                                                                            3.75                               3.20
                                                                            3.75                               2.70
Aug 01                                                                      3.50                               2.70
                                                                            3.00                               2.60
                                                                            2.50                               2.10
Nov 01                                                                      2.00                               1.90
                                                                            1.75                               1.60
                                                                            1.75                               1.10
Feb 02                                                                      1.75                               1.10

Interest rates are represented by the closing midline federal funds target rate on the last day of each month. Inflation is indicated by the annual percentage change of the Consumer Price Index for all urban consumers at the end of each month.

Source: Bloomberg

       PERFORMANCE SUMMARY

RETURN HIGHLIGHTS

(as of February 28, 2002)

                                       A SHARES        B SHARES   C SHARES
------------------------------------------------------------------------------
Six-month total return based on
NAV(1)                                  -16.76%         -17.19%    -17.19%
------------------------------------------------------------------------------
Six-month total return(2)               -21.48%         -21.33%    -18.02%
------------------------------------------------------------------------------
One-year total return(2)                -51.54%         -51.53%    -49.49%
------------------------------------------------------------------------------
Life-of-Fund average annual total
return(2)                               -56.93%         -56.54%    -55.20%
------------------------------------------------------------------------------
Commencement date                      07/26/99        07/26/99   07/26/99
------------------------------------------------------------------------------

(1) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge (5.75% for Class A Shares) or contingent deferred sales charge (CDSC) for Class B and Class C Shares. On purchases of Class A Shares of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. Returns for Class B Shares are calculated without the effect of the maximum 5% CDSC, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. Returns for Class C Shares are calculated without the effect of the maximum 1% CDSC, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% for Class A Shares and 1% for Class B and Class C Shares and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2) Assumes reinvestment of all distributions for the period and includes payment of the maximum sales charge (5.75% for Class A Shares) or CDSC for Class B and Class C Shares and combined Rule 12b-1 fees and service fees. On purchases of Class A Shares of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. Returns for Class B Shares are calculated with the effect of the maximum 5% CDSC, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. Returns for Class C Shares are calculated with the effect of the maximum 1% CDSC, charged on certain redemptions made within one year of purchase. The combined Rule 12b-1 fees and service fees for Class A Shares is up to .25% and for Class B and Class C Shares is 1%. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

    See the Comparative Performance section of the current prospectus. An investment in the Fund is subject to investment risks, and you could lose money on your investment in the Fund. Please review the Risk/Return Summary of the Prospectus for further details on the investment risks. Past performance is no guarantee of future results. Investment return and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    Market forecasts provided in this report may not necessarily come to pass.

                                                 PORTFOLIO AT A GLANCE

TOP TEN HOLDINGS*

(as a percentage of long-term investments--February 28, 2002)


1.   KLA-TENCOR                  5.8%
     Develops quality control components
     and software for semiconductor
     manufacturers.

2.   APPLIED MATERIALS           5.6%
     Develops complex equipment for
     semiconductor manufacturers.

3.   NOVELLUS SYSTEMS            4.4%
     Develops systems used in the
     manufacture of semiconductors and
     integrated circuits.

4.   LAM RESEARCH                4.1%
     Manufactures semiconductor equipment
     used in the computer chip making
     process.

5.   NVIDIA                      4.0%
     Develops and markets three
     dimensional graphics processors and
     software.

6.   CISCO SYSTEMS               3.8%
     Provides solutions that connect
     computing devices and computer
     networks.

7.   TERADYNE                    3.7%
     Manufactures systems for testing
     semiconductors and telecommunications
     equipment.

8.   LINEAR TECHNOLOGY           3.7%
     Manufactures integrated circuits for
     products including cellular phones,
     computers and satellites.

9.   MAXIM INTEGRATED PRODUCTS   3.6%
     Develops integrated circuits for
     computers and communications
     equipment.

10.  VERITAS SOFTWARE            3.0%
     Makes software designed to enhance
     electronic information storage.

TOP FIVE INDUSTRIES*

(as a percentage of long-term investments)

[BAR GRAPH]

                                                                     FEBRUARY 28, 2002                   AUGUST 31, 2001
                                                                     -----------------                   ---------------
Semiconductor Equipment                                                    26.80                              25.60
Semiconductors                                                             23.40                              25.00
Application Software                                                       10.80                              11.50
Systems Software                                                            8.20                               4.00
Networking Equipment                                                        8.00                               5.60


* Subject to change daily. All information is provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned or the securities in the industries shown above. Morgan Stanley Dean Witter & Co. and others affiliated with it may hold positions in or may seek to perform investment-banking services for the companies listed.

Q&A WITH YOUR PORTFOLIO MANAGERS

WE RECENTLY SPOKE WITH THE MANAGEMENT TEAM OF THE VAN KAMPEN TECHNOLOGY FUND ABOUT THE KEY EVENTS AND ECONOMIC FORCES THAT SHAPED THE MARKETS AND INFLUENCED THE FUND'S RETURN DURING THE SIX MONTHS ENDED FEBRUARY 28, 2002. THE PORTFOLIO IS MANAGED BY THE ADVISER'S MULTI-CAP GROWTH TEAM. CURRENT MEMBERS OF THE TEAM(1) INCLUDE MANAGING DIRECTOR GARY LEWIS, EXECUTIVE DIRECTORS DAVID WALKER, JANET LUBY, AND DUDLEY BRICKHOUSE, AND VICE PRESIDENT MATTHEW HART. THE FOLLOWING DISCUSSION REFLECTS THEIR VIEWS ON THE FUND'S PERFORMANCE.

[PHOTO]            [PHOTO]           [PHOTO]           [PHOTO]           [PHOTO]

(1) Team members may change at any time without notice.

Q   HOW DID THE FUND PERFORM
    DURING THE PERIOD?

A   The fund returned -16.76 percent
for the six months ended February 28, 2002. Performance information for the fund reflects Class A shares at net asset value, including combined Rule 12b-1 fees and service fees of up to 0.25 percent and excluding the maximum sales charge of
5.75 percent; if the maximum sales charge were included, the return would be lower. The return above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Performance of other share classes will vary. Investment return and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    By comparison, the Pacific Stock Exchange (PSE) Technology Index returned -0.71 percent for the same period. The PSE Technology Index is an unmanaged index that measures the performance of 100 technology stocks from 15 industrial groups. Index returns do not include sales charges or fees that would be paid by an investor purchasing the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index. Please refer to the chart and footnotes on page 4 for additional portfolio performance results.

Q   WHAT FACTORS DROVE THE
    FUND'S PERFORMANCE?

A   Despite lagging its benchmark for
the period overall, the fund's performance stabilized during the fourth quarter of 2001. Although past performance is no guarantee of future results, in the three-month period from September 30 through December 31, 2001, the fund returned 35 percent (Class A shares at NAV) and the fund's benchmark, the PSE Technology Index, returned 32 percent. Investors began to realize that the economic aftershocks of the September 11 terrorist attacks were less severe than initially feared. Notably, technology stocks rallied in the fourth quarter as sentiment appeared to improve.

    However, during the first two months of 2002, technology stock investors once again faced the challenges that had plagued the sector prior to September
11. Despite better-than-expected economic data, sentiment remained generally negative for technology stocks. For example, in order to streamline their own costs, companies in a variety of industries continued to cut information-technology spending, reducing the demand for technology products and services. Moreover, technology companies themselves hesitated to comment on future prospects. As a result, technology stocks demonstrated a high degree of daily volatility. The market closed the reporting period on an especially sour note, dragging down the fund's overall performance for the six-month period.

    Because we maintained our investment style discipline, we faced a headwind during the period. We seek stocks with rising earnings expectations or rising valuations. Historically, this process has helped us to identify those stocks whose strong fundamentals are being rewarded by the market with higher valuations. However, during the period, stocks with weak fundamentals or low forecasted growth tended to perform better than stocks with strong fundamentals and high forecasted growth.

    Despite these negative factors, some of the fund's holdings performed well. The most notable contributors were semiconductor stocks. Historically, semiconductors have tended to rally early in a recovery cycle. Throughout 2001, it appeared that investors trying to "time" a recovery would rotate in and out of semiconductors, depending on whether sentiment was positive or negative for a rebound. These false starts contributed to an extremely volatile market for semiconductor stocks in 2001. However, by the end of the reporting period, we began to see positive economic data for the first time since early 2000, and semiconductor stocks once again began to outperform other industries. After the false starts we mentioned, we believe the market might have finally turned the corner toward a more sustainable growth pattern.

    Keep in mind that not all stocks in the fund performed as favorably, nor is there any guarantee that these stocks will perform as well or will be held by the fund in the future. For additional fund highlights, please refer to page 5.

Q   WHAT WAS YOUR STRATEGY IN
    MANAGING THE FUND?

A   Given that economic uncertainty
lingered for most of the six-month period, we continued to approach stock selection with added caution. We bought and sold stocks at a lower-than-average level, and changes in the portfolio's tilts generally resulted from market fluctuations, rather than from us initiating large moves in and out of individual stocks.

    In terms of sectors, we sought broad representation across what we call the "big three" technology industries: semiconductors, software, and networking. Because of the extraordinary volatility and lack of trends in the technology market, we believed it was particularly important to avoid overly focusing in any single holding.

    Finally, we tried to own large-capitalization, established technology companies. In particular, we sought those companies whose management teams have weathered past market cycles.

Q   THE MARKETS HAVE BEEN
    EXTREMELY CHALLENGING FOR GROWTH INVESTORS--PARTICULARLY TECHNOLOGY STOCK INVESTORS. WHAT IS YOUR OUTLOOK?

A   For the near term, we remain
cautious. Although we have begun to see more evidence of economic recovery, the strength and duration of a recovery remains to be seen. Until investors gain more confidence in the economic scenario, fundamentals may continue to be weak and we are bracing ourselves for a challenging market.

    Longer term, we are more optimistic. Although the fundamentals in the technology sector are still cloudy, if economic growth is able to show signs of acceleration throughout the year (which may be easy when compared to the prior year's sluggish growth), the fundamentals may improve. Also, concerns about information-technology spending may ease if investors gain confidence that economic growth is sustainable. A renewed interest in technology spending could potentially lead to better-than-expected earnings for technology companies, particularly among companies that cut costs during the downturn.

                           ANNUAL HOUSEHOLDING NOTICE

To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

GLOSSARY OF TERMS

A HELPFUL GUIDE TO SOME OF THE COMMON TERMS YOU'RE LIKELY TO SEE IN THIS REPORT AND OTHER FINANCIAL PUBLICATIONS.

CLASSES OF SHARES: Most Van Kampen mutual fund shares are typically divided into three groupings, called Class A, Class B and Class C shares, each with varying fees and sales charges.

EARNINGS EXPECTATIONS: Reflect a company's anticipated profits, as forecasted by market analysts and/or company officials. These forecasts may drive stock prices because companies tend to increase in value as their profits rise.

FUNDAMENTALS: Characteristics of a company, such as revenue growth, earnings growth, financial strength, market share and quality of management.

MARKET CAPITALIZATION: The size of a company, as measured by the value of its issued and outstanding stock.

NET ASSET VALUE (NAV): The value of a mutual fund share, calculated by deducting a fund's liabilities from the total assets in its portfolio and dividing this amount by the number of shares outstanding. The NAV does not include any initial or contingent deferred sales charges.

VALUATION: The estimated or determined worth of securities such as stocks, bonds or other investments. Such an estimation or determination is based on various financial measures, including the security's current price relative to earnings, revenue, book value and cash flow.

                        BY THE NUMBERS

YOUR FUND'S INVESTMENTS

February 28, 2002 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

                                                                             MARKET
DESCRIPTION                                                    SHARES        VALUE
COMMON STOCKS  98.9%
APPLICATION SOFTWARE  10.7%
BEA Systems, Inc. (a).......................................    350,000   $  4,448,500
Electronic Arts, Inc. (a)...................................    150,000      8,073,000
Kronos, Inc. (a)............................................     65,000      2,910,050
Mercury Interactive Corp. (a)...............................    250,000      8,470,000
Rational Software Corp. (a).................................    450,000      8,352,000
SAP AG--ADR (Germany).......................................    125,000      4,271,250
Siebel Systems, Inc. (a)....................................    425,000     11,798,000
                                                                          ------------
                                                                            48,322,800
                                                                          ------------
BIOTECHNOLOGY  3.7%
Gilead Sciences, Inc. (a)...................................    125,000      8,807,500
IDEC Pharmaceuticals Corp. (a)..............................    125,000      7,852,500
                                                                          ------------
                                                                            16,660,000
                                                                          ------------
COMPUTER HARDWARE  1.6%
Dell Computer Corp. (a).....................................    300,000      7,407,000
                                                                          ------------
COMPUTER STORAGE & PERIPHERALS  1.1%
EMC Corp. (a)...............................................    250,000      2,725,000
Network Appliance, Inc. (a).................................    150,000      2,398,500
                                                                          ------------
                                                                             5,123,500
                                                                          ------------
DATA PROCESSING SERVICES  2.7%
Concord EFS, Inc. (a).......................................     75,000      2,252,250
First Data Corp. ...........................................    125,000     10,190,000
                                                                          ------------
                                                                            12,442,250
                                                                          ------------
DIVERSIFIED FINANCIAL SERVICES  1.1%
Nasdaq-100 Index Tracking Stock (a).........................    150,000      5,067,000
                                                                          ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS  5.6%
NVIDIA Corp. (a)............................................    350,000     17,853,500
QLogic Corp. (a)............................................    200,000      7,450,000
                                                                          ------------
                                                                            25,303,500
                                                                          ------------
HEALTH CARE EQUIPMENT  0.9%
St. Jude Medical, Inc. (a)..................................     50,000      3,915,000
                                                                          ------------

INTERNET RETAIL  2.9%
eBay, Inc. (a)..............................................    250,000     13,012,500
                                                                          ------------

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

February 28, 2002 (Unaudited)

                                                                             MARKET
DESCRIPTION                                                    SHARES        VALUE
INTERNET SOFTWARE & SERVICES  1.2%
Check Point Software Technologies Ltd. (Israel) (a).........    200,000   $  5,584,000
                                                                          ------------

IT CONSULTING & SERVICES  0.6%
Accenture Ltd. (Bermuda) (a)................................    100,000      2,619,000
                                                                          ------------

NETWORKING EQUIPMENT  7.9%
Brocade Communications Systems, Inc. (a)....................    375,000      8,238,750
Cisco Systems, Inc. (a).....................................  1,200,000     17,124,000
Emulex Corp. (a)............................................    325,000     10,549,500
                                                                          ------------
                                                                            35,912,250
                                                                          ------------
SEMICONDUCTOR EQUIPMENT  26.5%
Applied Materials, Inc. (a).................................    575,000     24,995,250
Brooks Automation, Inc. (a).................................    100,000      4,377,000
DuPont Photomasks, Inc. (a).................................    150,000      6,447,000
KLA-Tencor Corp. (a)........................................    450,000     26,059,500
Lam Research Corp. (a)......................................    850,000     18,394,000
Novellus Systems, Inc. (a)..................................    460,000     19,591,400
Teradyne, Inc. (a)..........................................    500,000     16,755,000
Xilinx, Inc. (a)............................................    100,000      3,667,350
                                                                          ------------
                                                                           120,286,500
                                                                          ------------
SEMICONDUCTORS  23.2%
Broadcom Corp. (a)..........................................    400,000     12,260,000
Intel Corp. ................................................    150,000      4,282,500
Intersil Corp. (a)..........................................    125,000      3,467,500
Linear Technology Corp. ....................................    450,000     16,573,500
LSI Logic Corp. (a).........................................    200,000      2,998,000
Marvell Technology Group Ltd. (Bermuda) (a).................    200,000      6,138,000
Maxim Integrated Products, Inc. (a).........................    350,000     16,016,000
Microchip Technology, Inc. (a)..............................    200,000      6,836,000
Micron Technology, Inc. (a).................................    375,000     12,056,250
National Semiconductor Corp. (a)............................    200,000      5,030,000
Taiwan Semiconductor Manufacturing Co. Ltd.--ADR (Taiwan-
  Republic of China) (a)....................................    750,000     12,187,500
Texas Instruments, Inc. ....................................    250,000      7,337,500
                                                                          ------------
                                                                           105,182,750
                                                                          ------------
SYSTEMS SOFTWARE  8.1%
Microsoft Corp. (a).........................................    175,000     10,209,500
Network Associates, Inc. (a)................................    550,000     13,046,000
VERITAS Software Corp. (a)..................................    375,000     13,308,750
                                                                          ------------
                                                                            36,564,250
                                                                          ------------

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

February 28, 2002 (Unaudited)

                                                                             MARKET
DESCRIPTION                                                    SHARES        VALUE
TELECOMMUNICATIONS EQUIPMENT  1.1%
Motorola, Inc. .............................................    200,000   $  2,600,000
Nokia Corp.--ADR (Finland)..................................    125,000      2,596,250
                                                                          ------------
                                                                             5,196,250
                                                                          ------------

TOTAL LONG-TERM INVESTMENTS  98.9%
  (Cost $454,935,638)..................................................    448,598,550

REPURCHASE AGREEMENT  2.2%
UBS Securities ($9,714,000 par collateralized by U.S. Government obligations in a pooled cash account, dated 02/28/02, to be sold on
  03/01/02 at $9,714,499) (Cost $9,714,000)............................      9,714,000
                                                                          ------------

TOTAL INVESTMENTS  101.1%
  (Cost $464,649,638)..................................................    458,312,550
LIABILITIES IN EXCESS OF OTHER ASSETS  (1.1%)..........................     (4,808,102)
                                                                          ------------

NET ASSETS  100.0%.....................................................   $453,504,448
                                                                          ============

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

                                               See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
February 28, 2002 (Unaudited)

ASSETS:
Total Investments (Cost $464,649,638).......................  $   458,312,550
Cash........................................................              256
Receivables:
  Investments Sold..........................................        4,991,915
  Fund Shares Sold..........................................        1,527,236
  Interest..................................................              499
Other.......................................................           29,940
                                                              ---------------
    Total Assets............................................      464,862,396
                                                              ---------------
LIABILITIES:
Payables:
  Investments Purchased.....................................        8,401,990
  Distributor and Affiliates................................        1,175,515
  Fund Shares Repurchased...................................          810,027
  Investment Advisory Fee...................................          341,916
Accrued Expenses............................................          581,287
Trustees' Deferred Compensation and Retirement Plans........           47,213
                                                              ---------------
    Total Liabilities.......................................       11,357,948
                                                              ---------------
NET ASSETS..................................................  $   453,504,448
                                                              ===============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $ 2,004,849,676
Net Unrealized Depreciation.................................       (6,337,088)
Accumulated Net Investment Loss.............................       (7,101,264)
Accumulated Net Realized Loss...............................   (1,537,906,876)
                                                              ---------------
NET ASSETS..................................................  $   453,504,448
                                                              ===============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $160,510,787 and 35,099,901 shares of
    beneficial interest issued and outstanding).............  $          4.57
    Maximum sales charge (5.75%* of offering price).........              .28
                                                              ---------------
    Maximum offering price to public........................  $          4.85
                                                              ===============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $231,112,771 and 51,549,678 shares of
    beneficial interest issued and outstanding).............  $          4.48
                                                              ===============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $61,880,890 and 13,803,662 shares of
    beneficial interest issued and outstanding).............  $          4.48
                                                              ===============

* On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements

Statement of Operations
For the Six Months Ended February 28, 2002 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $      91,762
Dividends...................................................         69,375
                                                              -------------
    Total Income............................................        161,137
                                                              -------------
EXPENSES:
Shareholder Services........................................      2,628,296
Investment Advisory Fee.....................................      2,287,001
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $223,019, $1,293,764 and $351,312,
  respectively).............................................      1,868,095
Legal.......................................................         34,495
Custody.....................................................         33,348
Trustees' Fees and Related Expenses.........................         13,180
Other.......................................................        368,825
                                                              -------------
    Total Expenses..........................................      7,233,240
    Less Credits Earned on Cash Balances....................          7,293
                                                              -------------
    Net Expenses............................................      7,225,947
                                                              -------------
NET INVESTMENT LOSS.........................................  $  (7,064,810)
                                                              =============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................  $(113,900,995)
                                                              -------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    (33,139,768)
  End of the Period.........................................     (6,337,088)
                                                              -------------
Net Unrealized Appreciation During the Period...............     26,802,680
                                                              -------------
NET REALIZED AND UNREALIZED LOSS............................  $ (87,098,315)
                                                              =============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $ (94,163,125)
                                                              =============

                                               See Notes to Financial Statements

Statements of Changes in Net Assets
For the Six Months Ended February 28, 2002 and the Year Ended August 31, 2001 (Unaudited)

                                                     SIX MONTHS ENDED       YEAR ENDED
                                                     FEBRUARY 28, 2002    AUGUST 31, 2001
                                                     ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.................................   $  (7,064,810)     $   (26,855,477)
Net Realized Loss...................................    (113,900,995)      (1,301,039,949)
Net Unrealized Appreciation/Depreciation During the
  Period............................................      26,802,680         (996,595,126)
                                                       -------------      ---------------
Net Change in Net Assets from Investment
  Activities........................................     (94,163,125)      (2,324,490,552)
                                                       -------------      ---------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...........................      78,307,430          537,894,458
Cost of Shares Repurchased..........................     (98,148,075)        (428,877,193)
                                                       -------------      ---------------

NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..     (19,840,645)         109,017,265
                                                       -------------      ---------------
TOTAL DECREASE IN NET ASSETS........................    (114,003,770)      (2,215,473,287)
NET ASSETS:
Beginning of the Period.............................     567,508,218        2,782,981,505
                                                       -------------      ---------------
End of the Period (Including accumulated net
  investment loss of $7,101,264 and $36,454
  respectively).....................................   $ 453,504,448      $   567,508,218
                                                       =============      ===============

See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                        SIX                                JULY 26, 1999
                                       MONTHS           YEAR ENDED         (COMMENCEMENT
                                       ENDED            AUGUST 31,         OF INVESTMENT
CLASS A SHARES                      FEBRUARY 28,    ------------------    OPERATIONS) TO
                                      2002(A)       2001(A)     2000      AUGUST 31, 1999
                                    -----------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................   $  5.49       $ 26.81    $ 11.17        $10.00
                                      -------       -------    -------        ------
  Net Investment Loss..............      (.06)         (.18)      (.16)         (.01)
  Net Realized and Unrealized
    Gain/Loss......................      (.86)       (21.14)     15.80          1.18
                                      -------       -------    -------        ------
Total from Investment Operations...      (.92)       (21.32)     15.64          1.17
                                      -------       -------    -------        ------
NET ASSET VALUE, END OF THE
  PERIOD...........................   $  4.57       $  5.49    $ 26.81        $11.17
                                      =======       =======    =======        ======

Total Return (b)...................   -16.76%*      -79.51%    139.93%        11.70%*
Net Assets at End of the Period (In
  millions)........................   $ 160.5       $ 198.8    $ 928.8        $ 49.7
Ratio of Expenses to Average Net
  Assets...........................     2.34%         1.65%      1.47%         1.45%
Ratio of Net Investment Loss to
  Average Net Assets...............    (2.27%)       (1.48%)    (1.14%)       (1.03%)
Portfolio Turnover.................       83%*         274%       167%            7%*

 * Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                                               See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                        SIX                                JULY 26, 1999
                                       MONTHS           YEAR ENDED         (COMMENCEMENT
                                       ENDED            AUGUST 31,         OF INVESTMENT
CLASS B SHARES                      FEBRUARY 28,    ------------------    OPERATIONS) TO
                                      2002(A)       2001(A)     2000      AUGUST 31, 1999
                                    -----------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................   $  5.41       $ 26.59    $ 11.16        $10.00
                                      -------       -------    -------        ------
  Net Investment Loss..............      (.08)         (.28)      (.28)         (.02)
  Net Realized and Unrealized
    Gain/Loss......................      (.85)       (20.90)     15.71          1.18
                                      -------       -------    -------        ------
Total from Investment Operations...      (.93)       (21.18)     15.43          1.16
                                      -------       -------    -------        ------
NET ASSET VALUE, END OF THE
  PERIOD...........................   $  4.48       $  5.41    $ 26.59        $11.16
                                      =======       =======    =======        ======

Total Return (b)...................   -17.19%*      -79.65%    138.17%        11.60%*
Net Assets at End of the Period (In
  millions)........................   $ 231.1       $ 288.4    $1,442.2       $164.3
Ratio of Expenses to Average Net
  Assets...........................     3.11%         2.40%      2.23%         2.21%
Ratio of Net Investment Loss to
  Average Net Assets...............    (3.04%)       (2.24%)    (1.89%)       (1.79%)
Portfolio Turnover.................       83%*         274%       167%            7%*

 * Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                        SIX                                JULY 26, 1999
                                       MONTHS           YEAR ENDED         (COMMENCEMENT
                                       ENDED            AUGUST 31,         OF INVESTMENT
CLASS C SHARES                      FEBRUARY 28,    ------------------    OPERATIONS) TO
                                      2002(A)       2001(A)     2000      AUGUST 31, 1999
                                    -----------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................   $  5.41       $ 26.59    $ 11.16        $10.00
                                      -------       -------    -------        ------
  Net Investment Loss..............      (.08)         (.28)      (.27)         (.02)
  Net Realized and Unrealized
    Gain/Loss......................      (.85)       (20.90)     15.70          1.18
                                      -------       -------    -------        ------
Total from Investment Operations...      (.93)       (21.18)     15.43          1.16
                                      -------       -------    -------        ------
NET ASSET VALUE, END OF THE
  PERIOD...........................   $  4.48       $  5.41    $ 26.59        $11.16
                                      =======       =======    =======        ======

Total Return (b)...................   -17.19%*      -79.65%    138.17%        11.60%*
Net Assets at End of the Period (In
  millions)........................   $  61.9       $  80.3    $ 412.0        $ 28.0
Ratio of Expenses to Average Net
  Assets...........................     3.11%         2.40%      2.22%         2.21%
Ratio of Net Investment Loss to
  Average Net Assets...............    (3.04%)       (2.23%)    (1.88%)       (1.79%)
Portfolio Turnover.................     83% *          274%       167%            7%*

 * Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                                               See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

February 28, 2002 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Technology Fund (the "Fund") is organized as a series of Van Kampen Equity Trust II (the "Trust"), a Delaware business trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital appreciation. The Fund commenced investment operations on July 26, 1999 with three classes of common shares: Class A, Class B, and Class C.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Listed securities and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management Inc. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

NOTES TO
FINANCIAL STATEMENTS

February 28, 2002 (Unaudited)

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At August 31, 2001, the Fund had an accumulated capital loss carryforward for tax purposes of $227,665,502, which will expire between August 31, 2007 and August 31, 2009.

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

    At February 28, 2002, for federal income tax purposes, cost of long- and short-term investments is $474,616,494; the aggregate gross unrealized appreciation is $30,235,401 and the aggregate gross unrealized depreciation is $46,539,345, resulting in net unrealized depreciation on long- and short-term investments of $16,303,944.

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

F. EXPENSE REDUCTIONS During the six months ended February 28, 2002, the Fund's custody fee was reduced by $7,293 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .90%
Next $500 million...........................................       .85%
Over $1 billion.............................................       .80%

NOTES TO
FINANCIAL STATEMENTS

February 28, 2002 (Unaudited)

    For the six months ended February 28, 2002, the Fund recognized expenses of approximately $9,600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended February 28, 2002, the Fund recognized expenses of approximately $43,700 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Van Kampen Investor Services Inc., an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 28, 2002, the Fund recognized expenses of approximately $2,240,900. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees and are based on competitive market benchmarks.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $29,940 are included in "Other Assets" on the Statement of Assets and Liabilities at February 28, 2002. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended February 28, 2002, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of Van Kampen, totaling $18,000.

NOTES TO
FINANCIAL STATEMENTS

February 28, 2002 (Unaudited)

3. CAPITAL TRANSACTIONS

At February 28, 2002, capital aggregated $746,359,227, $960,538,815, and
$297,951,634 for Classes A, B and C, respectively. For the six months ended February 28, 2002, transactions were as follows:

                                                             SHARES          VALUE
Sales:
  Class A................................................    9,366,954    $ 46,485,317
  Class B................................................    4,806,821      23,852,233
  Class C................................................    1,608,479       7,969,880
                                                           -----------    ------------
Total Sales..............................................   15,782,254    $ 78,307,430
                                                           ===========    ============
Repurchases:
  Class A................................................  (10,455,483)   $(52,668,238)
  Class B................................................   (6,605,564)    (32,360,787)
  Class C................................................   (2,669,115)    (13,119,050)
                                                           -----------    ------------
Total Repurchases........................................  (19,730,162)   $(98,148,075)
                                                           ===========    ============

    At August 31, 2001, capital aggregated $752,542,148, $969,047,369, and
$303,100,804 for Classes A, B and C, respectively. For the year ended August 31, 2001, transactions were as follows:

                                                            SHARES           VALUE
Sales:
  Class A...............................................   21,408,288    $ 287,317,081
  Class B...............................................   13,291,418      181,638,193
  Class C...............................................    4,857,482       68,939,184
                                                          -----------    -------------
Total Sales.............................................   39,557,188    $ 537,894,458
                                                          ===========    =============
Repurchases:
  Class A...............................................  (19,865,989)   $(211,890,697)
  Class B...............................................  (14,176,013)    (154,711,257)
  Class C...............................................   (5,487,298)     (62,275,239)
                                                          -----------    -------------
Total Repurchases.......................................  (39,529,300)   $(428,877,193)
                                                          ===========    =============

    Class B Shares and any dividend reinvestment plan Class B Shares received thereon automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. For the six months ended February 28, 2002 and the year ended August 31, 2001, no Class B Shares converted to Class A Shares. Class C Shares do not possess a conversion feature.

NOTES TO
FINANCIAL STATEMENTS

February 28, 2002 (Unaudited)

Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and C Shares will be imposed on most redemptions made within five years of the purchase for Class B Shares and within one year of the purchase for Class C Shares as detailed in the following schedule.

                                                               CONTINGENT DEFERRED
                                                                   SALES CHARGE
                                                                 AS A PERCENTAGE
                                                                 OF DOLLAR AMOUNT
                                                                SUBJECT TO CHARGE
                                                            --------------------------
YEAR OF REDEMPTION                                          CLASS B            CLASS C
First.....................................................   5.00%              1.00%
Second....................................................   4.00%               None
Third.....................................................   3.00%               None
Fourth....................................................   2.50%               None
Fifth.....................................................   1.50%               None
Sixth and Thereafter......................................    None               None

    For the six months ended February 28, 2002, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $93,500 and CDSC on redeemed shares of Classes B and C of approximately $572,700. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $409,509,915 and $422,983,338, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares, and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares, and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and 1.00% each of Class B and Class C average daily net assets are accrued daily. Included in these fees for the six months ended February 28, 2002, are payments

NOTES TO
FINANCIAL STATEMENTS

February 28, 2002 (Unaudited)

retained by Van Kampen of approximately $1,181,100 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $226,500.

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN TECHNOLOGY FUND

BOARD OF TRUSTEES

J. MILES BRANAGAN
JERRY D. CHOATE
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
WAYNE W. WHALEN * - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 218256
Kansas City, Missouri 64121-8256

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested" persons of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice

The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you make with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (a.k.a. "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen Trust Company, Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
vankampen.com

                         [VAN KAMPEN INVESTMENTS LOGO]
Copyright (C)2002 Van Kampen Funds Inc. All rights reserved.
77, 177, 277                                                   Member NASD/SIPC.
TECH SAR 4/02                                                    5540D02-AP-4/02

                            Table of Contents

                                     OVERVIEW
                       LETTER TO SHAREHOLDERS       1
                            ECONOMIC SNAPSHOT       2

                          PERFORMANCE SUMMARY
                            RETURN HIGHLIGHTS       4

                        PORTFOLIO AT A GLANCE
                             TOP TEN HOLDINGS       6
                          TOP FIVE INDUSTRIES       6
             Q&A WITH YOUR PORTFOLIO MANAGERS       7
                            GLOSSARY OF TERMS      11

                               BY THE NUMBERS
                      YOUR FUND'S INVESTMENTS      12
                         FINANCIAL STATEMENTS      18
                NOTES TO FINANCIAL STATEMENTS      24

                       VAN KAMPEN INVESTMENTS
               THE VAN KAMPEN FAMILY OF FUNDS      30
    BOARD OF TRUSTEES AND IMPORTANT ADDRESSES      31

Promising economic signs have appeared on the horizon.

This report must be preceded or accompanied by a prospectus for the fund being offered.
              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

 OVERVIEW

LETTER TO SHAREHOLDERS
March 20, 2002

Dear Shareholder,

In recent months, promising economic signs have appeared on the horizon. While it may be too soon to declare an end to the recession, it's never too soon to discuss diversification and long-term investment strategies.

Over the years, we've used our generations of experience to help investors like you pursue their financial goals. Whether you're planning for your future, or for your family's, we encourage you to consider including a variety of stock and fixed-income funds in your portfolio. We believe an appropriately diversified portfolio, one which includes a balanced mix of investments, may help smooth out the effects of the market's fluctuations--and, as such, may help improve your portfolio's long-term performance.

While no portfolio is immune to volatility, your advisor can help you structure a portfolio designed to address your long-term financial goals. Be sure to discuss your situation with your advisor before investing.

                  Thank you for your continued trust in Van Kampen. We appreciate the opportunity to help you and your loved ones enjoy life's true wealth--family, friends and life's daily pleasures.

Sincerely,

[SIG]
Richard F. Powers, III
President and CEO
Van Kampen Investment Advisory Corp.

ECONOMIC SNAPSHOT

THE ECONOMY AND INTEREST RATES

IN FEBRUARY 2002, SIGNS OF IMPROVING ECONOMIC CONDITIONS WERE EVIDENT AS REPORTS OF A GROWING ECONOMY AND IMPROVING RETAIL SALES SURFACED. HOWEVER, MANY BUSINESS LEADERS, AS WELL AS WALL STREET FORECASTERS, REMAINED SKEPTICAL THAT AN ECONOMIC RECOVERY WAS UNDERWAY.

THE DEBATE WAS SEEMINGLY PUT TO REST AT MONTH'S END AS FEDERAL RESERVE BOARD CHAIRMAN ALAN GREENSPAN DELIVERED AN UPBEAT ASSESSMENT OF FUTURE ECONOMIC PROSPECTS TO CONGRESS. DURING HIS PRESENTATION, GREENSPAN INFORMED MEMBERS OF THE SENATE THAT THE U.S RECESSION HAD COME TO AN END--AND THAT THE FED'S RATE-CUTTING CAMPAIGN HAD ALSO RUN ITS COURSE. THE 11 RATE REDUCTIONS MADE DURING 2001 HAD BROUGHT THE FEDERAL FUNDS RATE TO 1.75 PERCENT, A 40-YEAR LOW.

IN THE DAYS FOLLOWING GREENSPAN'S COMMENTS, THE GOVERNMENT RELEASED STATISTICAL DATA WHICH SEEMED TO SUPPORT THE CHAIRMAN'S CLAIMS. U.S. ECONOMIC GROWTH IN THE FOURTH QUARTER OF 2001 WAS MUCH STRONGER THAN ANTICIPATED, WHILE FEBRUARY 2002 BROUGHT SIGNS OF MARKED IMPROVEMENT FOR A BELEAGUERED MANUFACTURING SECTOR.

U.S. GROSS DOMESTIC PRODUCT

SEASONALLY ADJUSTED ANNUALIZED RATES

(December 31, 1999--December 31, 2001)

[BAR GRAPH]

                                                                      U.S. GROSS DOMESTIC PRODUCT
                                                                      ---------------------------
Dec 99                                                                            8.30
Mar 00                                                                            4.80
Jun 00                                                                            5.70
Sep 00                                                                            1.30
Dec 00                                                                            1.90
Mar 01                                                                            1.30
Jun 01                                                                            0.30
Sep 01                                                                           -1.30
Dec 01                                                                            1.40

Source: Bureau of Economic Analysis

INTEREST RATES AND INFLATION

(February 28, 2000--February 28, 2002)

[LINE GRAPH]

                                                                       INTEREST RATES                       INFLATION
                                                                       --------------                       ---------
Feb 00                                                                      5.75                               3.20
                                                                            6.00                               3.80
                                                                            6.00                               3.10
May 00                                                                      6.50                               3.20
                                                                            6.50                               3.70
                                                                            6.50                               3.70
Aug 00                                                                      6.50                               3.40
                                                                            6.50                               3.50
                                                                            6.50                               3.40
Nov 00                                                                      6.50                               3.40
                                                                            6.50                               3.40
                                                                            5.50                               3.70
Feb 01                                                                      5.50                               3.50
                                                                            5.00                               2.90
                                                                            4.50                               3.30
May 01                                                                      4.00                               3.60
                                                                            3.75                               3.20
                                                                            3.75                               2.70
Aug 01                                                                      3.50                               2.70
                                                                            3.00                               2.60
                                                                            2.50                               2.10
Nov 01                                                                      2.00                               1.90
                                                                            1.75                               1.60
                                                                            1.75                               1.10
Feb 02                                                                      1.75                               1.10

Interest rates are represented by the closing midline federal funds target rate on the last day of each month. Inflation is indicated by the annual percentage change of the Consumer Price Index for all urban consumers at the end of each month.

Source: Bloomberg

       PERFORMANCE SUMMARY

RETURN HIGHLIGHTS

(as of February 28, 2002)

                                        A SHARES   B SHARES   C SHARES
----------------------------------------------------------------------
TOTAL RETURNS BEFORE TAXES
----------------------------------------------------------------------
Six-month total return based on NAV(1)    -1.61%     -1.94%     -1.94%
----------------------------------------------------------------------
Six-month total return(2)                 -7.29%     -6.84%     -2.93%
----------------------------------------------------------------------
One-year total return(2)                 -18.45%    -18.46%    -15.04%
----------------------------------------------------------------------
Life-of-Fund average annual total
return(2)                                -25.01%    -24.55%    -22.99%
----------------------------------------------------------------------
RETURNS AFTER TAXES ON
DISTRIBUTIONS(3)
----------------------------------------------------------------------
Six-month total return(2)                 -7.29%     -6.84%     -2.93%
----------------------------------------------------------------------
One-year total return(2)                 -18.45%    -18.46%    -15.04%
----------------------------------------------------------------------
Life-of-Fund average annual total
return(2)                                -25.01%    -24.55%    -22.99%
----------------------------------------------------------------------
RETURNS AFTER TAXES ON DISTRIBUTIONS
AND SALE OF FUND SHARES(3)
----------------------------------------------------------------------
Six-month total return(2)                 -4.48%     -4.20%     -1.80%
----------------------------------------------------------------------
One-year total return(2)                 -11.33%    -11.33%     -9.24%
----------------------------------------------------------------------
Life-of-Fund average annual total
return(2)                                -19.43%    -19.09%    -17.92%
----------------------------------------------------------------------
Commencement date                       03/28/00   03/28/00   03/28/00
----------------------------------------------------------------------

(1) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge (5.75% for Class A Shares) or contingent deferred sales charge (CDSC) for Class B and Class C Shares. On purchases of Class A Shares of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. Returns for Class B Shares are calculated without the effect of the maximum 5% CDSC, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. Returns for Class C Shares are calculated without the effect of the maximum 1% CDSC, charged on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% for Class A Shares and 1% for Class B and Class C Shares. The Fund's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the Fund's returns would have been lower.

(2) Assumes reinvestment of all distributions for the period and includes payment of the maximum sales charge (5.75% for Class A Shares) or CDSC for Class B and Class C Shares and combined Rule 12b-1 fees and service fees. On purchases of Class A Shares of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. Returns for Class B Shares are calculated with the effect of the maximum 5% CDSC, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. Returns for Class C Shares are calculated with the effect of the maximum 1% CDSC, charged on certain redemptions made within one year of purchase. The combined Rule 12b-1 fees and service fees for Class A Shares are up to .25% and for Class B and Class C Shares are 1%. The Fund's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the Fund's returns would have been lower.

(3) After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's individual tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. An after-tax return may be higher than the before tax return due to an assumed benefit from any capital loss that would have been realized had the Fund shares been sold at the end of the relevant period.

    See the Comparative Performance section of the current prospectus. An investment in the Fund is subject to investment risks, and you could lose money on your investment in the Fund. Please review the Risk/Return Summary of the Prospectus for further details on investment risks. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    Market forecasts provided in this report may not necessarily come to pass.

    Managing for after-tax returns may negatively impact the Fund's performance. Since the Fund balances investment and tax considerations when deciding whether to buy or sell securities, its pre-tax return may be lower than that of a similar fund that is not tax managed.

 PORTFOLIO AT A GLANCE

TOP TEN HOLDINGS*

(as a percentage of long-term investments--February 28, 2002)


1.   PFIZER                      5.7%
     Manufactures pharmaceuticals,
     including Viagra and Lipitor, and
     consumer products such as Certs,
     Listerine, and Visine.

2.   GENERAL ELECTRIC            5.6%
     Produces appliances, lighting
     products, aircraft engines, and
     plastics.

3.   MICROSOFT                   4.5%
     Develops and supports a range of
     software products.

4.   INTEL                       4.0%
     Designs, manufactures, and markets
     microcomputer components.

5.   CITIGROUP                   3.5%
     Provides financial services to
     consumer and corporate customers
     around the world.

6.   HOME DEPOT                  3.1%
     Sells building materials and home-
     improvement products.

7.   WAL-MART STORES             2.6%
     Operates discount department stores
     and warehouse membership clubs.

8.   FREDDIE MAC (FORMERLY
     FEDERAL HOME LOAN
     MORTGAGE)                   2.6%
     Works with lenders to provide
     federally mandated mortgages to
     families in the United States.

9.   AMERICAN INTERNATIONAL
     GROUP (AIG)                 2.4%
     Provides insurance and other
     financial services worldwide.

10.  PEPSICO                     2.3%
     Manufactures soft drinks and snack
     foods, including Pepsi, Gatorade and
     Frito-Lay brands.

TOP FIVE INDUSTRIES*
(as a percentage of long-term investments)

 [BAR GRAPH]

                                                                       February 28, 2002                   August 31, 2001
Pharmaceuticals                                                                    16.00                             14.80
Systems Software                                                                    7.40                              4.90
Semiconductors                                                                      6.90                              5.00
Diversified Financial Services                                                      6.40                              8.60
Industrial Conglomerates                                                            5.60                             13.10


* Subject to change daily. All information is provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned or the securities in the industries shown above. Morgan Stanley Dean Witter & Co. and others affiliated with it may hold positions in or may seek to perform investment-banking services for the companies listed.

Q&A WITH YOUR PORTFOLIO MANAGERS

WE RECENTLY SPOKE WITH THE MANAGEMENT TEAM OF THE VAN KAMPEN TAX MANAGED EQUITY GROWTH FUND ABOUT THE KEY EVENTS AND ECONOMIC FORCES THAT SHAPED THE MARKETS AND INFLUENCED THE FUND'S RETURN DURING THE SIX MONTHS ENDED FEBRUARY 28, 2002. THE FUND IS MANAGED BY THE ADVISER'S SELECT GROWTH TEAM. CURRENT MEMBERS(1) OF THE TEAM INCLUDE WILLIAM AUSLANDER, A MANAGING DIRECTOR; JEFFREY ALVINO, AN EXECUTIVE DIRECTOR, AND PETER DANNENBAUM, AN EXECUTIVE DIRECTOR. THE FOLLOWING DISCUSSION REFLECTS THEIR VIEWS ON THE FUND'S PERFORMANCE.

(1) Team members may change at any time without notice.

Q   HOW DID THE FUND PERFORM
    DURING THE SIX-MONTH PERIOD?

A   In a difficult environment for
growth investors, the fund returned -1.61 percent for the six months ended February 28, 2002. By comparison, the fund's benchmark index, the S&P 500 Index returned -1.67 percent for the same period. Furthermore, the fund outperformed the average results of similarly managed funds. The Lipper Large-Cap Growth Funds category average, in which the fund is included, returned -4.26 percent during the same period.

    Performance information for the fund reflects Class A shares at net asset value, including combined Rule 12b-1 fees and service fees of up to 0.25 percent and excluding the maximum sales charge of 5.75 percent; if the maximum sales charge were included, the return would be lower. The return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower. Past performance before and after taxes is no guarantee of future results. Performance of other share classes will vary. Investment return and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    The S&P 500 Index is an unmanaged index generally representative of the U.S. stock market. The Lipper Large-Cap Growth Funds category average is an unmanaged index that represents the performance of large-cap funds in the Lipper database. Index returns do not include any sales charges or fees that would be paid by an investor purchasing the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index. Please refer to the chart and footnotes on page 4 for additional fund performance results.

Q   WHAT MADE THE MARKET
    ENVIRONMENT CHALLENGING?

A   Mixed economic signals and
uncertain expectations among investors contributed to an inconsistent stock market environment. The reporting period began with the U.S. market in an extended slump, and the terrorist attacks of September 11 exacerbated the decline. The markets rebounded in October, only to fall again when Enron's accounting problems were exposed in December.

    Negative economic news, including rising unemployment and weak corporate spending--especially spending on technology, offset more positive economic news. A 40-year low in interest rates, resilient consumer spending, and strong residential real estate values were not enough stimulus to convince investors that recovery was imminent. Furthermore, the steady stream of negative news about Enron raised investors' fears about the corporate accounting practices at many other companies.

    We kept a close eye on such trends and watched for significant events that might cause us to reassess the prospects for the fund's holdings. However, we do not generally concern ourselves with short-term market conditions, preferring instead to focus on each company's long-term prospects.

Q   HOW DID YOU MANAGE THE FUND
    IN THIS ENVIRONMENT?

A   Given such a variable market
environment, we continuously assessed the portfolio to seek what we believed to be the most appropriate mix of moderate and cyclical-growth stocks. Moderate growth stocks have historically grown at a modest pace, in a variety of economic conditions. Conversely, the performance of cyclical growth stocks has historically been strongly tied to economic cycles.

    For instance, when technology stocks began to improve in the beginning of the fourth quarter, we shifted the portfolio to the more cyclical technology stocks. However, these stocks' valuations began to rise beyond what we believed the stocks' fundamentals warranted. We sold some of the fund's technology positions to move the portfolio toward what we believed were defensive growth stocks in the health care sector.

    Intense fundamental research drove our search for new opportunities. Given the volatile market environment we held fewer names during the period, seeking to put our investments in high quality growth names where we had the most conviction.

Q   WHAT ARE SOME STOCKS WHOSE
    PERFORMANCE HELPED THE FUND?

A   The fund benefited most from its
holdings in the health care industry--primarily in large, established pharmaceutical companies. As we mentioned, these companies have historically exhibited defensive characteristics. Pfizer, a pharmaceutical company that sells Viagra and Lipitor, was one of the portfolio's best performing holdings. Pfizer has the most effective and largest sales force in the industry, in our opinion, and has been able to grow in a sluggish economic environment.

Furthermore, the company is developing some promising new drugs and none of its major patents are due to expire until 2006.

    Consumer staples companies, particularly food and beverages, have also performed well because demand for their product has remained relatively consistent. We selected those companies that we believed represented the strongest franchises in the sector. Top performers included Pepsi, Anheuser Busch and Kraft.

    Keep in mind that not all stocks in the fund performed as favorably, nor is there any guarantee that these stocks will perform as well or will be held by the fund in the future. For additional fund highlights, please turn to page 6.

Q   WHAT STOCKS DETRACTED FROM THE
    FUND'S PERFORMANCE?

A   The industrial sector was the
largest detractor from performance during the period. In particular, Tyco's highly publicized problems had a decisively negative effect on the fund. Tyco's stock was in the portfolio for years and was the fund's largest position in January. In the past, Tyco faced accusations of accounting irregularities, but the Securities and Exchange Commission had cleared the company of all charges. However, as Enron's collapse caused widespread fear among investors, we believed that a company such as Tyco could not avoid collateral damage, and we began trimming the fund's position in early January. Then Tyco announced that the company would split into four separate companies. We met with the management and, in our opinion, the company's new direction introduced uncertainties and potential risks that exceeded our investment parameters. We sold Tyco from the portfolio.

    United Technologies, an industrial company that manufactures and services equipment for the aviation industry, was also a detractor. Early in the period, United Technologies represented a significant position in the portfolio. However, after the events of September 11, we eliminated the position because of the company's exposure to the aircraft industry.

    Liberty Media and AOL Time Warner also detracted from the fund's performance. The continued slump in corporate advertising spending took a toll on these companies.

Q   WHAT IS YOUR OUTLOOK FOR THE
    REMAINDER OF 2002?

A   Our outlook is cautiously
optimistic. We believe that the market has been at an inflection point for some time now. If the recent stream of positive economic data continues, the markets may respond well. At the same time, however, the market continues to be plagued by negative factors. Notably, if additional companies report accounting problems or if the debt market started to collapse, we believe the stock market could fall further. As well, we do not have many positive data points from companies indicating that conditions have materially improved.

    As we await better economic news, we will continue to conduct intense research on the companies the fund owns. Researching the fund's holdings inside and out is the hallmark of our management team, and we believe this strategy gives us an "information edge" when selecting investments for the fund. By continuing to focus on companies that we believe have a strong long-term future, we believe the fund is well positioned for what we hope will be better days ahead.

                           ANNUAL HOUSEHOLDING NOTICE

To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

GLOSSARY OF TERMS

A HELPFUL GUIDE TO SOME OF THE COMMON TERMS YOU'RE LIKELY TO SEE IN THIS REPORT AND OTHER FINANCIAL PUBLICATIONS.

BENCHMARK: A predetermined set of securities used for performance comparison purposes. Benchmarks may be based on published indexes or customized to suit an investment strategy.

CYCLICAL STOCKS: Stocks within industries where earnings tend to rise quickly when the economy strengthens and fall quickly when the economy weakens. Examples of cyclical stocks include housing, automobile, and paper companies. Noncyclical or defensive stocks are typically less sensitive to changes in the economy. These include utilities, grocery stores, and pharmaceutical companies.

FUNDAMENTALS: Characteristics of a company, such as revenue growth, earnings growth, financial strength, market share, and quality of management.

GROWTH INVESTING: An investment strategy that seeks to identify stocks that tend to offer greater-than-average earnings growth. Growth stocks typically trade at higher prices relative to their earnings than value stocks, due to their higher expected earnings growth.

NET ASSET VALUE (NAV): The value of a mutual fund share, calculated by deducting a fund's liabilities from the total assets in its portfolio and dividing this amount by the number of shares outstanding. The NAV does not include any initial or contingent deferred sales charges.

RISK: Refers to an investment's vulnerability to fluctuations in value due to changing economic or market conditions. Such factors as credit quality, currency exchange rates, inflation rates, or the direction of interest rates may increase an investment's price volatility. The level of risk incurred by a fund shareholder varies from fund to fund, depending primarily on the types of securities in which a fund invests.

VALUATION: The estimated or determined worth of a stock, based on financial measures such as the stock's current price relative to earnings, revenue, book value, and cash flow.

                        BY THE NUMBERS

YOUR FUND'S INVESTMENTS

February 28, 2002 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

                                                                         MARKET
DESCRIPTION                                                   SHARES      VALUE
COMMON STOCKS  97.9%
ADVERTISING  0.5%
Univision Communications, Inc., Class A (a).................  2,800    $   115,472
                                                                       -----------
AEROSPACE & DEFENSE  3.2%
Alliant Techsystems, Inc. (a)...............................    750         70,432
General Dynamics Corp. .....................................  4,850        440,768
Raytheon Co. ...............................................  4,900        189,581
                                                                       -----------
                                                                           700,781
                                                                       -----------
APPAREL RETAIL  0.7%
The Limited, Inc. ..........................................  5,075         91,401
TJX Cos., Inc. .............................................  1,500         56,955
                                                                       -----------
                                                                           148,356
                                                                       -----------
APPLICATION SOFTWARE  0.3%
PeopleSoft, Inc. (a)........................................  1,525         44,332
Siebel Systems, Inc. (a)....................................  1,100         30,536
                                                                       -----------
                                                                            74,868
                                                                       -----------
BANKS  1.9%
Bank of New York Co., Inc. .................................  4,000        150,560
Fifth Third Bancorp.........................................  4,100        261,416
                                                                       -----------
                                                                           411,976
                                                                       -----------
BIOTECHNOLOGY  3.0%
Amgen, Inc. (a).............................................  4,700        272,506
Genentech, Inc. (a).........................................  1,400         66,080
Gilead Sciences, Inc. (a)...................................  1,725        121,543
IDEC Pharmaceuticals Corp. (a)..............................  2,250        141,345
MedImmune, Inc. (a).........................................  1,400         57,722
                                                                       -----------
                                                                           659,196
                                                                       -----------
BREWERS  1.8%
Anheuser-Busch Cos., Inc. ..................................  8,050        409,342
                                                                       -----------

BROADCASTING & CABLE TV  1.3%
Liberty Media Corp., Class A (a)............................  23,225       297,280
                                                                       -----------

CASINOS & GAMING  0.5%
International Game Technology (a)...........................  1,700        114,784
                                                                       -----------

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

February 28, 2002 (Unaudited)

                                                                         MARKET
DESCRIPTION                                                   SHARES      VALUE
COMPUTER HARDWARE  3.7%
Dell Computer Corp. (a).....................................  10,850   $   267,886
International Business Machines Corp. ......................  4,450        436,634
Sun Microsystems, Inc. (a)..................................  12,450       105,949
                                                                       -----------
                                                                           810,469
                                                                       -----------
COMPUTER STORAGE & PERIPHERALS  0.4%
EMC Corp. (a)...............................................  7,350         80,115
                                                                       -----------

CONSUMER FINANCE  0.9%
Capital One Financial Corp. ................................  4,150        204,470
                                                                       -----------

DATA PROCESSING SERVICES  1.7%
Affiliated Computer Services, Inc., Class A (a).............  1,900         92,929
Concord EFS, Inc. (a).......................................  1,600         48,048
First Data Corp. ...........................................  2,950        240,484
                                                                       -----------
                                                                           381,461
                                                                       -----------
DIVERSIFIED FINANCIAL SERVICES  6.3%
Charles Schwab Corp. .......................................  5,850         76,284
Citigroup, Inc. ............................................  16,933       766,218
Freddie Mac.................................................  8,775        559,318
                                                                       -----------
                                                                         1,401,820
                                                                       -----------
DRUG RETAIL  0.4%
Walgreen Co. ...............................................  2,000         80,480
                                                                       -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS  0.0%
Integrated Defense Technologies, Inc. (a)...................    300          7,650
                                                                       -----------

FINANCIAL  1.2%
Goldman Sachs Group, Inc. ..................................  3,300        267,102
                                                                       -----------

FOOD RETAIL  0.4%
Safeway, Inc. (a)...........................................  1,950         83,811
                                                                       -----------

GENERAL MERCHANDISE STORES  4.1%
BJ's Wholesale Club, Inc. (a)...............................  3,800        156,370
Costco Wholesale Corp. (a)..................................  4,500        185,670
Wal-Mart Stores, Inc. ......................................  9,175        568,942
                                                                       -----------
                                                                           910,982
                                                                       -----------

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

February 28, 2002 (Unaudited)

                                                                         MARKET
DESCRIPTION                                                   SHARES      VALUE
HEALTH CARE DISTRIBUTORS & SERVICES  1.5%
AmerisourceBergen Corp. ....................................  1,800    $   121,860
Cardinal Health, Inc. ......................................    975         64,438
Quest Diagnostics, Inc. (a).................................  2,200        156,002
                                                                       -----------
                                                                           342,300
                                                                       -----------
HEALTH CARE EQUIPMENT  1.6%
Baxter International, Inc. .................................  2,100        116,508
Medtronic, Inc. ............................................  5,200        231,608
                                                                       -----------
                                                                           348,116
                                                                       -----------
HEALTH CARE FACILITIES  2.6%
HCA, Inc. ..................................................  4,250        173,102
Laboratory Corporation of America Holdings (a)..............  5,000        407,400
                                                                       -----------
                                                                           580,502
                                                                       -----------
HOME IMPROVEMENT RETAIL  3.1%
Home Depot, Inc. ...........................................  13,625       681,250
                                                                       -----------

HOUSEHOLD PRODUCTS  0.8%
Procter & Gamble Co. .......................................  2,025        171,700
                                                                       -----------

INDUSTRIAL CONGLOMERATES  5.5%
General Electric Co. .......................................  31,750     1,222,375
                                                                       -----------

INTEGRATED TELECOMMUNICATION SERVICES  1.9%
SBC Communications, Inc. ...................................  6,225        235,554
Verizon Communications, Inc. ...............................  4,000        187,200
                                                                       -----------
                                                                           422,754
                                                                       -----------
INTERNET SOFTWARE & SERVICES  1.6%
AOL Time Warner, Inc. (a)...................................  14,550       360,840
                                                                       -----------

MOVIES & ENTERTAINMENT  1.0%
Viacom, Inc., Class B (a)...................................  4,670        217,388
                                                                       -----------

MULTI-LINE INSURANCE  2.7%
American International Group, Inc. .........................  6,975        515,941
Loews Corp. Carolina Group (a)..............................  2,500         74,375
                                                                       -----------
                                                                           590,316
                                                                       -----------
NETWORKING EQUIPMENT  2.1%
Brocade Communications Systems, Inc. (a)....................  1,950         42,841
Cisco Systems, Inc. (a).....................................  29,525       421,322
                                                                       -----------
                                                                           464,163
                                                                       -----------

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

February 28, 2002 (Unaudited)

                                                                         MARKET
DESCRIPTION                                                   SHARES      VALUE
OIL & GAS EQUIPMENT & SERVICES  1.4%
Baker Hughes, Inc. .........................................  7,300    $   257,763
BJ Services Co. (a).........................................  1,500         49,725
                                                                       -----------
                                                                           307,488
                                                                       -----------
OIL & GAS EXPLORATION & PRODUCTION  0.5%
Anadarko Petroleum Corp. ...................................  2,200        114,620
                                                                       -----------

PACKAGED FOODS  1.7%
Kraft Foods, Inc. ..........................................  9,675        378,292
                                                                       -----------

PERSONAL PRODUCTS  0.7%
Colgate-Palmolive Co. ......................................  2,725        152,546
                                                                       -----------

PHARMACEUTICALS  15.7%
Abbott Laboratories.........................................  3,275        185,201
American Home Products Corp. ...............................  7,400        470,270
Bristol-Myers Squibb Co. ...................................  5,425        254,975
Celgene Corp. (a)...........................................  1,500         39,135
Eli Lilly & Co. ............................................  1,725        130,634
Johnson & Johnson...........................................  7,400        450,660
Merck & Co., Inc. ..........................................  6,500        398,645
Pfizer, Inc. ...............................................  30,425     1,246,208
Pharmacia Corp. ............................................  4,157        170,645
Schering-Plough Corp. ......................................  3,875        133,649
                                                                       -----------
                                                                         3,480,022
                                                                       -----------
RESTAURANTS  0.3%
Tricon Global Restaurants, Inc. (a).........................  1,100         65,043
                                                                       -----------

RETAIL  0.5%
Dollar Tree Stores, Inc. (a)................................  2,550         81,702
PETCO Animal Supplies, Inc. (a).............................  1,700         34,425
                                                                       -----------
                                                                           116,127
                                                                       -----------
SEMICONDUCTOR EQUIPMENT  1.1%
Applied Biosystems Group--Applera Corp. ....................    900         20,340
Applied Materials, Inc. (a).................................  3,775        164,099
Xilinx, Inc. (a)............................................  1,675         60,166
                                                                       -----------
                                                                           244,605
                                                                       -----------
SEMICONDUCTORS  6.7%
Altera Corp. (a)............................................  3,800         72,466
Analog Devices, Inc. (a)....................................  2,275         84,653
Broadcom Corp. (a)..........................................    550         16,858
Intel Corp. ................................................  30,525       871,489

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

February 28, 2002 (Unaudited)

                                                                         MARKET
DESCRIPTION                                                   SHARES      VALUE
SEMICONDUCTORS (CONTINUED)
Linear Technology Corp. ....................................  3,600    $   132,588
Maxim Integrated Products, Inc. (a).........................    450         20,592
Texas Instruments, Inc. ....................................  10,200       299,370
                                                                       -----------
                                                                         1,498,016
                                                                       -----------
SERVICES  0.2%
Weight Watchers International, Inc. (a).....................  1,400         50,470
                                                                       -----------

SOFT DRINKS  2.9%
Coca-Cola Co. ..............................................  3,350        158,757
PepsiCo, Inc. ..............................................  9,795        494,648
                                                                       -----------
                                                                           653,405
                                                                       -----------
SPECIALTY STORES  0.3%
Tiffany & Co. ..............................................  2,275         74,643
                                                                       -----------

SYSTEMS SOFTWARE  7.2%
Intuit, Inc. (a)............................................  5,100        193,239
Microsoft Corp. (a).........................................  16,725       975,737
Oracle Corp. (a)............................................  16,925       281,294
VERITAS Software Corp. (a)..................................  4,288        152,181
                                                                       -----------
                                                                         1,602,451
                                                                       -----------
TELECOMMUNICATIONS EQUIPMENT  0.7%
Motorola, Inc. .............................................  4,050         52,650
QUALCOMM, Inc. (a)..........................................  3,150        104,738
                                                                       -----------
                                                                           157,388
                                                                       -----------
TOBACCO  1.1%
Philip Morris Co., Inc. ....................................  4,625        243,553
                                                                       -----------

WIRELESS TELECOMMUNICATION SERVICES  0.2%
AT&T Wireless Services, Inc. (a)............................  4,100         41,369
                                                                       -----------
TOTAL LONG-TERM INVESTMENTS  97.9%
(Cost $21,938,567)..................................................    21,742,157

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

February 28, 2002 (Unaudited)

                                                                         MARKET
DESCRIPTION                                                               VALUE
REPURCHASE AGREEMENT  1.8%
State Street Bank & Trust Co. ($387,000 par collateralized by U.S.
  Government obligations in a pooled cash account, dated 02/28/02,
  to be sold on 03/01/02 at $387,009) (Cost $387,000)...............   $   387,000
                                                                       -----------

TOTAL INVESTMENTS  99.7%
  (Cost $22,325,567)................................................    22,129,157
OTHER ASSETS IN EXCESS OF LIABILITIES  0.3%.........................        76,128
                                                                       -----------

NET ASSETS  100.0%..................................................   $22,205,285
                                                                       ===========

(a) Non-income producing security as this stock currently does not declare dividends.

See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
February 28, 2002 (Unaudited)

ASSETS:
Total Investments (Cost $22,325,567)........................  $22,129,157
Cash........................................................          501
Receivables:
  Investments Sold..........................................      166,097
  Fund Shares Sold..........................................       88,486
  Dividends.................................................       16,614
Other.......................................................       11,344
                                                              -----------
    Total Assets............................................   22,412,199
                                                              -----------
LIABILITIES:
Payables:
  Investments Purchased.....................................       94,636
  Distributor and Affiliates................................       17,518
  Fund Shares Repurchased...................................       13,886
  Investment Advisory Fee...................................        3,878
Accrued Expenses............................................       56,769
Trustees' Deferred Compensation and Retirement Plans........       20,227
                                                              -----------
    Total Liabilities.......................................      206,914
                                                              -----------
NET ASSETS..................................................  $22,205,285
                                                              ===========
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $30,688,040
Accumulated Net Investment Loss.............................     (138,645)
Net Unrealized Depreciation.................................     (196,410)
Accumulated Net Realized Loss...............................   (8,147,700)
                                                              -----------
NET ASSETS..................................................  $22,205,285
                                                              ===========
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $8,537,490 and 1,399,077 shares of
    beneficial interest issued and outstanding).............  $      6.10
    Maximum sales charge (5.75%* of offering price).........          .37
                                                              -----------
    Maximum offering price to public........................  $      6.47
                                                              ===========
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $8,049,243 and 1,327,417 shares of
    beneficial interest issued and outstanding).............  $      6.06
                                                              ===========
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $5,618,552 and 928,282 shares of
    beneficial interest issued and outstanding).............  $      6.05
                                                              ===========

* On sales of $50,000 or more, the sales charge will be reduced.

                                               See Notes to Financial Statements

Statement of Operations
For the Six Months Ended February 28, 2002 (Unaudited)

INVESTMENT INCOME:
Dividends...................................................  $    90,988
Interest....................................................        2,414
                                                              -----------
    Total Income............................................       93,402
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................       86,879
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $9,986, $40,143 and $28,031,
  respectively).............................................       78,160
Registration and Filing Fees................................       21,745
Shareholder Reports.........................................       18,519
Custody.....................................................       17,225
Shareholder Services........................................       15,849
Legal.......................................................       11,282
Trustees' Fees and Related Expenses.........................        7,129
Other.......................................................       27,516
                                                              -----------
    Total Expenses..........................................      284,304
    Investment Advisory Fee Reduction.......................       64,792
                                                              -----------
    Net Expenses............................................      219,512
                                                              -----------
NET INVESTMENT LOSS.........................................  $  (126,110)
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................  $(2,114,323)
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (1,902,268)
  End of the Period.........................................     (196,410)
                                                              -----------
Net Unrealized Appreciation During the Period...............    1,705,858
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $  (408,465)
                                                              ===========
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $  (534,575)
                                                              ===========

See Notes to Financial Statements

Statements of Changes in Net Assets
(Unaudited)

                                                    SIX MONTHS ENDED       YEAR ENDED
                                                    FEBRUARY 28, 2002    AUGUST 31, 2001
                                                    ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss................................    $  (126,110)        $  (245,740)
Net Realized Loss..................................     (2,114,323)         (5,740,582)
Net Unrealized Appreciation/Depreciation During the
  Period...........................................      1,705,858          (2,693,389)
                                                       -----------         -----------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.......................................       (534,575)         (8,679,711)
                                                       -----------         -----------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..........................      4,648,606          26,854,348
Cost of Shares Repurchased.........................     (3,652,572)         (9,119,846)
                                                       -----------         -----------
NET CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS.....................................        996,034          17,734,502
                                                       -----------         -----------
TOTAL INCREASE IN NET ASSETS.......................        461,459           9,054,791
NET ASSETS:
Beginning of the Period............................     21,743,826          12,689,035
                                                       -----------         -----------
End of the Period (Including accumulated net
  investment loss of $138,645 and $12,535,
  respectively)....................................    $22,205,285         $21,743,826
                                                       ===========         ===========

                                               See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                  SIX                       MARCH 28, 2000
                                                 MONTHS          YEAR        (COMMENCEMENT
                                                 ENDED          ENDED        OF INVESTMENT
CLASS A SHARES                                FEBRUARY 28,    AUGUST 31,    OPERATIONS) TO
                                                  2002           2001       AUGUST 31, 2000
                                              ---------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....    $ 6.20        $  9.69          $10.00
                                                 ------        -------          ------
  Net Investment Loss........................      (.02)          (.04)           (.01)
  Net Realized and Unrealized Loss...........      (.08)         (3.45)           (.30)
                                                 ------        -------          ------
Total from Investment Operations.............      (.10)         (3.49)           (.31)
                                                 ------        -------          ------
NET ASSET VALUE, END OF THE PERIOD...........    $ 6.10        $  6.20          $ 9.69
                                                 ======        =======          ======

Total Return* (a)............................    -1.61%**      -35.95%          -3.20%**
Net Assets at End of the Period (In
  millions)..................................    $  8.5        $   8.1          $  5.0
Ratio of Expenses to Average Net Assets*.....     1.55%          1.55%           1.55%
Ratio of Net Investment Loss to Average Net
  Assets*....................................     (.69%)         (.71%)          (.57%)
Portfolio Turnover...........................       51%**          76%             23%**
 * If certain expenses had not been assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets......     2.15%          2.20%           4.80%
Ratio of Net Investment Loss to Average Net
  Assets.....................................    (1.29%)        (1.36%)         (3.82%)

** Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                  SIX                       MARCH 28, 2000
                                                 MONTHS          YEAR        (COMMENCEMENT
                                                 ENDED          ENDED        OF INVESTMENT
CLASS B SHARES                                FEBRUARY 28,    AUGUST 31,    OPERATIONS) TO
                                                  2002           2001       AUGUST 31, 2000
                                              ---------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....    $ 6.18        $  9.74          $10.00
                                                 ------        -------          ------
  Net Investment Loss........................      (.04)          (.08)           (.03)
  Net Realized and Unrealized Loss...........      (.08)         (3.48)           (.23)
                                                 ------        -------          ------
Total from Investment Operations.............      (.12)         (3.56)           (.26)
                                                 ------        -------          ------
NET ASSET VALUE, END OF THE PERIOD...........    $ 6.06        $  6.18          $ 9.74
                                                 ======        =======          ======

Total Return* (a)............................    -1.94%**      -36.55%          -2.60%**
Net Assets at End of the Period (In
  millions)..................................    $  8.0        $   8.1          $  4.5
Ratio of Expenses to Average Net Assets*.....     2.30%          2.30%           2.30%
Ratio of Net Investment Loss to Average Net
  Assets*....................................    (1.44%)        (1.46%)         (1.32%)
Portfolio Turnover...........................       51%**          76%             23%**
 * If certain expenses had not been assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets......     2.90%          2.95%           5.55%
Ratio of Net Investment Loss to Average Net
  Assets.....................................    (2.04%)        (2.11%)         (4.57%)

** Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                                               See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                  SIX                       MARCH 28, 2000
                                                 MONTHS          YEAR        (COMMENCEMENT
                                                 ENDED          ENDED        OF INVESTMENT
CLASS C SHARES                                FEBRUARY 28,    AUGUST 31,    OPERATIONS) TO
                                                  2002           2001       AUGUST 31, 2000
                                              ---------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....    $ 6.17        $  9.73          $10.00
                                                 ------        -------          ------
  Net Investment Loss........................      (.04)          (.08)           (.03)
  Net Realized and Unrealized Loss...........      (.08)         (3.48)           (.24)
                                                 ------        -------          ------
Total from Investment Operations.............      (.12)         (3.56)           (.27)
                                                 ------        -------          ------
NET ASSET VALUE, END OF THE PERIOD...........    $ 6.05        $  6.17          $ 9.73
                                                 ======        =======          ======

Total Return* (a)............................    -1.94%**      -36.52%          -2.80%**
Net Assets at End of the Period (In
  millions)..................................    $  5.6        $   5.5          $  3.1
Ratio of Expenses to Average Net Assets*.....     2.30%          2.30%           2.30%
Ratio of Net Investment Loss to Average Net
  Assets*....................................    (1.44%)        (1.46%)         (1.32%)
Portfolio Turnover...........................       51%**          76%             23%**
 * If certain expenses had not been assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets......     2.90%          2.95%           5.54%
Ratio of Net Investment Loss to Average Net
  Assets.....................................    (2.04%)        (2.11%)         (4.56%)

** Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

February 28, 2002 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Tax Managed Equity Growth Fund (the "Fund") is organized as a series of Van Kampen Equity Trust II (the "Trust"), a Delaware business trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide long-term capital appreciation on an after tax basis. The Fund's investment adviser seeks to achieve the investment objective by investing primarily in growth-oriented equity securities while attempting to minimize the impact of federal income taxes on shareholder returns. The Fund commenced investment operations on March 28, 2000 with three classes of common shares, Class A, Class B, and Class C Shares.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices. For those securities where quotations are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Investment Advisory Corp. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book

NOTES TO
FINANCIAL STATEMENTS

February 28, 2002 (Unaudited)

entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At August 31, 2001, the Fund had an accumulated capital loss carryforward for tax purposes of $461,385 which will expire between August 31, 2008 and August 31, 2009. Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses resulting from wash sale transactions.

    At February 28, 2002, for federal income tax purposes the cost of long- and short-term investments is $23,553,375, the aggregate gross unrealized appreciation is $1,358,403 and the aggregate gross unrealized depreciation is $2,782,621, resulting in net unrealized depreciation on long- and short-term investments of $1,424,218.

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

NOTES TO
FINANCIAL STATEMENTS

February 28, 2002 (Unaudited)

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .80%
Next $500 million...........................................       .75%
Over $1 billion.............................................       .70%

    The Adviser has entered into a subadvisory agreement with Morgan Stanley Investment Management Inc. (the "Subadviser"), to provide advisory services to the Fund and the Adviser with respect to the Fund's investments. The Adviser pays 50% of its investment advisory fee to the Subadviser.

    For the six months ended February 28, 2002, the Adviser voluntarily waived $64,792 of its investment advisory fees. This waiver is voluntary and can be discontinued at the Adviser's discretion.

    For the six months ended February 28, 2002, the Fund recognized expenses of approximately $300 representing legal services provided by Skadden, Arps, Slate, Meagher, & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. With respect to the Accounting Service agreement, the adviser allocates the cost of such services to each fund with assets exceeding $25 million. For the six months ended February 28, 2002, no cost was allocated to the Fund in regards to the Accounting Service agreement. For the six months ended February 28, 2002, the Fund recognized expenses of approximately $11,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing legal services to the Fund, which are reported as part of "Legal" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc., an affiliate of the Adviser, serves as the shareholder servicing agent of the Fund. For the six months ended February 28, 2002, the Fund recognized expenses of approximately $12,300. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees and are based on competitive market benchmarks.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

NOTES TO
FINANCIAL STATEMENTS

February 28, 2002 (Unaudited)

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $11,344 are included in "Other" assets on the Statement of Assets and Liabilities at February 28, 2002. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    At February 28, 2002, Van Kampen owned 11,000 shares of Class A, 5,000 shares of Class B, and 5,000 shares of Class C.

    For the six months ended February 28, 2002, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $873.

3. CAPITAL TRANSACTIONS

At February 28, 2002, capital aggregated $11,773,129, $11,135,913 and $7,778,998 for Classes A, B, and C, respectively. For the six months ended February 28, 2002, transactions were as follows:

                                                               SHARES        VALUE
Sales:
  Class A...................................................   310,241    $ 1,958,826
  Class B...................................................   221,781      1,394,195
  Class C...................................................   206,733      1,295,585
                                                              --------    -----------
Total Sales.................................................   738,755    $ 4,648,606
                                                              ========    ===========
Repurchases:
  Class A...................................................  (222,899)   $(1,341,313)
  Class B...................................................  (206,191)    (1,257,673)
  Class C...................................................  (169,356)    (1,053,586)
                                                              --------    -----------
Total Repurchases...........................................  (598,446)   $(3,652,572)
                                                              ========    ===========

NOTES TO
FINANCIAL STATEMENTS

February 28, 2002 (Unaudited)

    At August 31, 2001, capital aggregated $11,155,616, $10,999,391 and
$7,536,999 for Classes A, B, and C, respectively. For the year ended August 31, 2001, transactions were as follows:

                                                              SHARES         VALUE
Sales:
  Class A.................................................   1,348,557    $10,547,286
  Class B.................................................   1,272,838      9,714,628
  Class C.................................................     847,372      6,592,434
                                                            ----------    -----------
Total Sales...............................................   3,468,767    $26,854,348
                                                            ==========    ===========
Repurchases:
  Class A.................................................    (558,093)   $(4,148,288)
  Class B.................................................    (421,972)    (2,938,237)
  Class C.................................................    (280,026)    (2,033,321)
                                                            ----------    -----------
Total Repurchases.........................................  (1,260,091)   $(9,119,846)
                                                            ==========    ===========

    Class B Shares, including Class B Shares received from reinvestment of dividends through the dividend reinvestment plan, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within five years of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                CONTINGENT DEFERRED
                                                                 SALES CHARGE AS A
                                                               PERCENTAGE OF DOLLAR
                                                                  AMOUNT SUBJECT
                                                                     TO CHARGE
                                                              -----------------------
YEAR OF REDEMPTION                                            CLASS B         CLASS C
First.......................................................   5.00%           1.00%
Second......................................................   4.00%            None
Third.......................................................   3.00%            None
Fourth......................................................   2.50%            None
Fifth.......................................................   1.50%            None
Sixth and Thereafter........................................    None            None

NOTES TO
FINANCIAL STATEMENTS

February 28, 2002 (Unaudited)

    For the six months ended February 28, 2002, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $5,200 and CDSC on redeemed shares of approximately $9,600. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $11,336,745 and $10,866,491, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to Class A Shares, Class B Shares, and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and 1.00% each for Class B and Class C average daily net assets are accrued daily. Included in these fees for the six months ended February 28, 2002, are payments retained by Van Kampen of approximately $51,900 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of $1,800.

           VAN KAMPEN INVESTMENTS

THE VAN KAMPEN
FAMILY OF FUNDS

Growth

   Aggressive Growth
   American Value*
   Emerging Growth
   Enterprise
   Equity Growth
   Focus Equity
   Growth
   Mid Cap Growth
   Pace
   Select Growth
   Small Cap Growth
   Small Cap Value
   Tax Managed Equity Growth
   Technology

Growth and Income

   Comstock
   Equity Income
   Growth and Income
   Harbor
   Real Estate Securities
   Utility
   Value
   Value Opportunities

Global/International

   Asian Equity
   Emerging Markets
   European Value Equity
   Global Equity Allocation
   Global Franchise
   Global Value Equity
   International Advantage
   International Magnum
   Latin American
   Worldwide High Income

Income

   Corporate Bond
   Government Securities
   High Income Corporate Bond
   High Yield
   Limited Maturity Government
   U.S. Government
   U.S. Government Trust for Income*

Capital Preservation

   Reserve
   Tax Free Money

Senior Loan

   Prime Rate Income Trust
   Senior Floating Rate

Tax Free

   California Insured Tax Free
   Florida Insured Tax Free Income*
   High Yield Municipal**
   Insured Tax Free Income
   Intermediate Term Municipal
     Income
   Municipal Income
   New York Tax Free Income
   Pennsylvania Tax Free Income
   Strategic Municipal Income

For more complete information, including risk considerations, fees, sales charges and ongoing expenses, please contact your financial advisor for a prospectus. Please read it carefully before you invest or send money.

To view a current Van Kampen fund prospectus or to receive additional fund information, choose from one of the following:

- visit our Web site at
  VANKAMPEN.COM--
  to view a prospectus, select
  Download Prospectus                                            [COMPUTER ICON]

- call us at (800) 341-2911
  Telecommunications Device
  for the Deaf (TDD) users,
  call (800) 421-2833.

                                                                    [PHONE ICON]

- e-mail us by visiting
  VANKAMPEN.COM and
  selecting Contact Us

                                                            [MAIL ICON]

 * Closed to new investors

** Open to new investors for a limited time

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN TAX MANAGED EQUITY GROWTH FUND

BOARD OF TRUSTEES

J. MILES BRANAGAN
JERRY D. CHOATE
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

INVESTMENT SUBADVISER

MORGAN STANLEY INVESTMENT
MANAGEMENT INC.
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

TRANSFER AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 218256
Kansas City, Missouri 64121-8256

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER, & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice

The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you make with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (a.k.a. "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen Trust Company, Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
vankampen.com

                         [VAN KAMPEN INVESTMENTS LOGO]
Copyright (C)2002 Van Kampen Funds Inc. All rights reserved.
71, 171, 271                                                   Member NASD/SIPC.
TMEG SAR 4/02                                                    5543D02-AP-4/02

                            Table of Contents

                                     OVERVIEW
                       LETTER TO SHAREHOLDERS       1
                            ECONOMIC SNAPSHOT       2

                          PERFORMANCE SUMMARY
                            RETURN HIGHLIGHTS       4

                        PORTFOLIO AT A GLANCE
                             TOP TEN HOLDINGS       5
                           TOP FIVE COUNTRIES       5
             Q&A WITH YOUR PORTFOLIO MANAGERS       6
                            GLOSSARY OF TERMS      10

                               BY THE NUMBERS
                      YOUR FUND'S INVESTMENTS      11
                         FINANCIAL STATEMENTS      15
                NOTES TO FINANCIAL STATEMENTS      21

                       VAN KAMPEN INVESTMENTS
               THE VAN KAMPEN FAMILY OF FUNDS      28
    BOARD OF TRUSTEES AND IMPORTANT ADDRESSES      29

Promising economic signs have appeared on the horizon.

This report must be preceded or accompanied by a prospectus for the fund being offered.
              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

 OVERVIEW

LETTER TO SHAREHOLDERS
March 20, 2002

Dear Shareholder,

In recent months, promising economic signs have appeared on the horizon. While it may be too soon to declare an end to the recession, it's never too soon to discuss diversification and long-term investment strategies.

Over the years, we've used our generations of experience to help investors like you pursue their financial goals. Whether you're planning for your future, or for your family's, we encourage you to consider including a variety of stock and fixed-income funds in your portfolio. We believe an appropriately diversified portfolio, one which includes a balanced mix of investments, may help smooth out the effects of the market's fluctuations--and, as such, may help improve your portfolio's long-term performance.

While no portfolio is immune to volatility, your advisor can help you structure a portfolio designed to address your long-term financial goals. Be sure to discuss your situation with your advisor before investing.

                  Thank you for your continued trust in Van Kampen. We appreciate the opportunity to help you and your loved ones enjoy life's true wealth--family, friends and life's daily pleasures.

Sincerely,

[SIG]
Richard F. Powers, III
President and CEO
Van Kampen Asset Management Inc.

ECONOMIC SNAPSHOT

THE ECONOMY AND INTEREST RATES
IN FEBRUARY 2002, SIGNS OF IMPROVING ECONOMIC CONDITIONS WERE EVIDENT AS REPORTS OF A GROWING ECONOMY AND IMPROVING RETAIL SALES SURFACED. HOWEVER, MANY BUSINESS LEADERS, AS WELL AS WALL STREET FORECASTERS, REMAINED SKEPTICAL THAT AN ECONOMIC RECOVERY WAS UNDERWAY.

THE DEBATE WAS SEEMINGLY PUT TO REST AT MONTH'S END AS FEDERAL RESERVE BOARD CHAIRMAN ALAN GREENSPAN DELIVERED AN UPBEAT ASSESSMENT OF FUTURE ECONOMIC PROSPECTS TO CONGRESS. DURING HIS PRESENTATION, GREENSPAN INFORMED MEMBERS OF THE SENATE THAT THE U.S. RECESSION HAD COME TO AN END--AND THAT THE FED'S RATE-CUTTING CAMPAIGN HAD ALSO RUN ITS COURSE. THE 11 RATE REDUCTIONS MADE DURING 2001 HAD BROUGHT THE FEDERAL FUNDS RATE TO 1.75 PERCENT, A 40-YEAR LOW.

IN THE DAYS FOLLOWING GREENSPAN'S COMMENTS, THE GOVERNMENT RELEASED STATISTICAL DATA WHICH SEEMED TO SUPPORT THE CHAIRMAN'S CLAIMS. U.S. ECONOMIC GROWTH IN THE FOURTH QUARTER OF 2001 WAS MUCH STRONGER THAN ANTICIPATED, WHILE FEBRUARY 2002 BROUGHT SIGNS OF MARKED IMPROVEMENT FOR A BELEAGUERED MANUFACTURING SECTOR.

U.S. GROSS DOMESTIC PRODUCT

SEASONALLY ADJUSTED ANNUALIZED RATES

(December 31, 1999--December 31, 2001)

[BAR GRAPH]

                                                                      U.S. GROSS DOMESTIC PRODUCT
                                                                      ---------------------------
Dec 99                                                                            8.30
Mar 00                                                                            4.80
Jun 00                                                                            5.70
Sep 00                                                                            1.30
Dec 00                                                                            1.90
Mar 01                                                                            1.30
Jun 01                                                                            0.30
Sep 01                                                                           -1.30
Dec 01                                                                            1.40

Source: Bureau of Economic Analysis

INTEREST RATES AND INFLATION

(February 28, 2000--February 28, 2002)

[LINE GRAPH]

                                                                       INTEREST RATES                       INFLATION
                                                                       --------------                       ---------
Feb 00                                                                      5.75                               3.20
                                                                            6.00                               3.80
                                                                            6.00                               3.10
May 00                                                                      6.50                               3.20
                                                                            6.50                               3.70
                                                                            6.50                               3.70
Aug 00                                                                      6.50                               3.40
                                                                            6.50                               3.50
                                                                            6.50                               3.40
Nov 00                                                                      6.50                               3.40
                                                                            6.50                               3.40
                                                                            5.50                               3.70
Feb 01                                                                      5.50                               3.50
                                                                            5.00                               2.90
                                                                            4.50                               3.30
May 01                                                                      4.00                               3.60
                                                                            3.75                               3.20
                                                                            3.75                               2.70
Aug 01                                                                      3.50                               2.70
                                                                            3.00                               2.60
                                                                            2.50                               2.10
Nov 01                                                                      2.00                               1.90
                                                                            1.75                               1.60
                                                                            1.75                               1.10
Feb 02                                                                      1.75                               1.10

Interest rates are represented by the closing midline federal funds target rate on the last day of each month. Inflation is indicated by the annual percentage change of the Consumer Price Index for all urban consumers at the end of each month.

Source: Bloomberg

       PERFORMANCE SUMMARY

RETURN HIGHLIGHTS

(as of February 28, 2002)

                                       A SHARES        B SHARES   C SHARES
------------------------------------------------------------------------------
Since inception total return based
on NAV(1)                                 6.07%           5.69%      5.69%
------------------------------------------------------------------------------
Since inception total return(2)          -0.03%           0.69%      4.69%
------------------------------------------------------------------------------
Commencement date                      09/26/01        09/26/01   09/26/01
------------------------------------------------------------------------------

(1) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge (5.75% for Class A Shares) or contingent deferred sales charge (CDSC) for Class B and Class C Shares. On purchases of Class A Shares of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. Returns for Class B Shares are calculated without the effect of the maximum 5% CDSC, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. Returns for Class C Shares are calculated without the effect of the maximum 1% CDSC, charged on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% for Class A Shares, and 1% for Class B and Class C Shares and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the Fund's returns would have been lower.

(2) Assumes reinvestment of all distributions for the period and includes payment of the maximum sales charge (5.75% for Class A Shares) or CDSC for Class B and Class C Shares and combined Rule 12b-1 fees and service fees. On purchases of Class A Shares of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. Returns for Class B Shares are calculated with the effect of the maximum 5% CDSC, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. Returns for Class C Shares are calculated with the effect of the maximum 1% CDSC, charged on certain redemptions made within one year of purchase. The combined Rule 12b-1 fees and service fees for Class A Shares is up to .25% and for Class B and Class C Shares is 1%. The returns above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the Fund's returns would have been lower.

    See the Comparative Performance section of the current prospectus. An investment in the Fund is subject to investment risks, and you could lose money on your investment in the Fund. Please review the Risk/Return Summary of the Prospectus for further details on investment risks. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    Market forecasts provided in this report may not necessarily come to pass.

PORTFOLIO AT A GLANCE

TOP TEN HOLDINGS*
(as a percentage of long-term investments--February 28, 2002)


1.   GLAXOSMITHKLINE             3.0%
     Develops and markets pharmaceuticals
     and consumer products worldwide.

2.   BP                          2.4%
     Explores for and produces oil and
     natural gas, and manufactures
     petrochemicals.

3.   TOTALFINAELF                2.2%
     Explores for and produces oil and
     natural gas worldwide.

4.   SIEMENS                     2.2%
     Manufactures electronics and provides
     electrical engineering services
     worldwide.

5.   VODAFONE                    2.1%
     Operates wireless communications
     networks in the United Kingdom and
     the United States.

6.   REED INTERNATIONAL          2.1%
     Publishes business, educational,
     legal and scientific information.

7.   SAMSUNG ELECTRONICS         2.0%
     Manufactures consumer and indus-
     trial electronic equipment.

8.   NOVARTIS                    1.9%
     Develops and produces pharmaceuticals
     and consumer health products,
     including such brands as Gerber and
     Maalox.

9.   WESTPAC BANK                1.9%
     Provides financial services to
     individual, commercial and corporate
     customers in Australia.

10.  TOYOTA                      1.9%
     Manufactures automobiles including
     Camry, 4Runner and the luxury Lexus
     line.

TOP FIVE COUNTRIES*
(as a percentage of long-term investments--February 28, 2002)

[BAR GRAPH]

United Kingdom                                                                   27.50
Japan                                                                            17.30
France                                                                            8.10
Germany                                                                           7.40
Netherlands                                                                       5.80


* Subject to change daily. All information is provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned or the securities in the industries shown above. Morgan Stanley Dean Witter & Co. and others affiliated with it may hold positions in or may seek to perform investment-banking services for the companies listed.

Q&A WITH YOUR PORTFOLIO MANAGERS

WE RECENTLY SPOKE WITH THE MANAGEMENT TEAM OF THE VAN KAMPEN INTERNATIONAL ADVANTAGE FUND ABOUT THE KEY EVENTS AND ECONOMIC FORCES THAT SHAPED THE MARKETS AND INFLUENCED THE FUND'S RETURN DURING THE PERIOD SINCE INCEPTION (SEPTEMBER 26, 2001) THROUGH FEBRUARY 28, 2002. THE PORTFOLIO IS MANAGED BY THE ADVISER'S GLOBAL CORE TEAM. CURRENT MEMBERS OF THE TEAM(1) INCLUDE HORACIO VALEIRAS, A MANAGING DIRECTOR WHO HAS WORKED IN THE FINANCIAL INDUSTRY SINCE 1987, AND KATE CORNISH-BOWDEN, AN EXECUTIVE DIRECTOR WHO HAS WORKED IN THE FINANCIAL INDUSTRY SINCE 1990. THE FOLLOWING DISCUSSION REFLECTS THEIR VIEWS ON THE PORTFOLIO'S PERFORMANCE.

(1) Team members may change at any time without notice.

Q   HOW DID THE FUND PERFORM
    SINCE ITS LAUNCH ON SEPTEMBER 26, 2001?

A   The fund returned 6.07 percent
for the period since inception (September 26, 2001) through February 28, 2002. By comparison, the fund's benchmark index, the MSCI All-Country World Free Index ex-United States returned 4.98 percent for the same period. Performance information for the fund reflects Class A shares at net asset value, including combined Rule 12b-1 fees and service fees of up to 0.25 percent and excluding the maximum sales charge of 5.75 percent; if the maximum sales charge were included, the return would be lower. The return above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower. Past performance is no guarantee of future results. Performance of other share classes will vary. Investment return and principal value will fluctuate and portfolio shares, when redeemed, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    The Morgan Stanley Capital International (MSCI) All-Country World Free Index ex-United States is an unmanaged index generally representative of world stock markets, excluding the United States. Index returns do not include any sales charges or fees that would be paid by an investor purchasing the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index. Please refer to the chart and footnotes on page 4 for additional portfolio performance results.

Q   WHAT FACTORS DROVE THE
    FUND'S PERFORMANCE?

A   The fund benefited from
industrials stocks Siemens (Germany) and Philips (Netherlands) and technology stocks Samsung (South Korea), Taiwan Semiconductor, and Rohm (Japan). The fund's overweighting in consumer discretionary and energy stocks relative to its benchmark index also boosted performance. Consumer discretionary stocks generally performed well given resilient consumer spending trends during the period. Energy stocks benefited from falling oil prices.

    Conversely, telecommunication services stocks NTT (Japan) and China Mobile hurt performance as mobile subscriber growth languished. Health care stocks GlaxoSmithKline (United Kingdom), Aventis (France), and Takeda (Japan) also performed poorly because of various patent expirations. The fund's underweight in materials also detracted from performance. The materials sector, which has historically performed cyclically, began to rally as investors seemed to believe that world economies could recover.

    Keep in mind that not all stocks in the portfolio performed as favorably as those mentioned, nor is there any guarantee that these stocks will perform as well or will be held by the portfolio in the future. For additional fund highlights, please refer to page 5.

Q   HOW DO YOU SELECT STOCKS?

A   First, we generate a list of
investment ideas by evaluating stocks based on criteria such as earnings dynamics and valuations as well as talking to company managements, examining balance sheets, and analyzing competitors. We also gather ideas from global investment analysts located in major financial centers throughout the world. These analysts help us uncover additional ideas.

    Next, we determine sector tilts. We selectively emphasize sectors that we believe may offer better potential for capital appreciation, given the current economic and market conditions. Finally, the risk analysis team evaluates each investment candidate to help assess the stock's effect on the overall portfolio and whether the addition is in line with our current market views.

    Once we arrive at a final list of stocks that we believe best fit our investment criteria and risk tolerance, we purchase the securities.

Q   THE FUND HAS AN INTERNATIONAL
    FOCUS. HOW DO YOU DETERMINE IN WHICH COUNTRIES TO INVEST?

A   The fund's investment philosophy
holds that sector trends, not geographic trends, drive global stock markets. Therefore, we do not seek stocks based on where the companies are headquartered. Instead, we devote our time to researching each stock individually and evaluating the merits of the underlying company. As a result of our company-first approach, the fund's geographic allocations are a "by-product" of the stocks in which the fund has invested, rather than a specific choice on our part.

    One of the challenges of managing an international portfolio is that different countries' stock markets may price differently two stocks in the same industry that have similar financials. Our goal is to ensure that we are making accurate comparisons between companies domiciled in different countries and to ensure that companies in various sectors are evaluated using what we believe are appropriate measures.

Q   IN THE STOCK-SELECTION PROCESS,
    YOU MENTIONED TILTING THE PORTFOLIO'S SECTOR WEIGHTINGS. WHAT SECTORS DID YOU EMPHASIZE DURING THE PERIOD?

A   During the reporting period, the
portfolio moved from a more defensive to a more aggressive stance, reflecting our views on the changing global economic environment. The fund launched during a U.S.-led global recession--and the uncertainty surrounding the events of September 11 exacerbated investors' fears of a prolonged downturn. Given this environment, we tilted the portfolio toward those sectors that have historically exhibited a lesser degree of economic sensitivity. Notably, we bought stocks in pharmaceuticals, consumer staples, and telecommunication services.

    Toward the end of the period, as evidence of improving economic activity surfaced, we moved the portfolio toward a more aggressive stance, seeking stocks that we believed had the potential to benefit from the changing economic conditions. We emphasized the industrials, energy, and information technology sectors, while trimming consumer staples and telecommunication services.

Q   IN YOUR OPINION, HOW SUSTAINABLE
    IS THIS RECENT RETURN TO ECONOMIC GROWTH, AND HOW MIGHT THIS ENVIRONMENT AFFECT THE FUND?

A   While no one can predict the
direction of the economy, we are buoyed by mounting evidence that U.S. and European economies, in particular, may be on the mend. We believe a recovery may be led by the corporate, rather than the consumer, sector. Recently, inventories have declined dramatically across the globe, and we anticipate an inventory rebuild in the first half of 2002.

    In the second half of 2002, we believe capital expenditures may rise. European companies not only reduced their cost structures, but also restructured faster than when compared to previous recessions. A slight uptick in demand may significantly improve profit margins for some of these companies, which could spur increased capital spending.

    Finally, according to our measures, European stock markets are slightly undervalued, particularly when compared to bonds. These historically low valuations may bode well for stock investors if the global economy is able to sustain its growth. But regardless of the direction of the economy, we believe the fund's blend-style strategy (which means the fund can invest in both growth and value stocks) may make the fund a compelling choice in a variety of market or economic conditions.

                           ANNUAL HOUSEHOLDING NOTICE

To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

GLOSSARY OF TERMS

A HELPFUL GUIDE TO SOME OF THE COMMON TERMS YOU'RE LIKELY TO SEE IN THIS REPORT AND OTHER FINANCIAL PUBLICATIONS.

BENCHMARK: A predetermined set of securities used for performance comparison purposes. Benchmarks may be based on published indexes or customized to suit an investment strategy.

CLASSES OF SHARES: Most Van Kampen mutual fund shares are typically divided into three groupings, called Class A, Class B, and Class C shares, each with varying fees and sales charges.

GROWTH INVESTING: An investment strategy that seeks to identify stocks that tend to offer greater-than-average earnings growth. Growth stocks typically trade at higher prices relative to their earnings than value stocks, due to their higher expected earnings growth.

NET ASSET VALUE (NAV): The value of a mutual fund share, calculated by deducting a fund's liabilities from the total assets in its portfolio and dividing this amount by the number of shares outstanding. The NAV does not include any initial or contingent deferred sales charges.

VALUATION: The estimated or determined worth of a stock, based on financial measures such as the stock's current price relative to earnings, revenue, book value, and cash flow.

VALUE INVESTING: A strategy that seeks to identify stocks that are sound investments but are temporarily out of favor in the marketplace. As a result, the stocks trade at prices below what value investors believe the stocks are actually worth.

                                               BY THE NUMBERS

YOUR FUND'S INVESTMENTS

February 28, 2002 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

                                                                         MARKET
DESCRIPTION                                                   SHARES     VALUE
COMMON STOCKS  98.1%
AUSTRALIA  3.1%
National Australia Bank Ltd. ...............................  1,492    $   27,604
Westpac Banking Corp. (a)...................................  4,820        41,183
                                                                       ----------
                                                                           68,787
                                                                       ----------
BELGIUM  1.0%
Interbrew...................................................    779        21,079
                                                                       ----------

BRAZIL  1.2%
Petroleo Brasileiro, SA--ADR (a)............................  1,079        26,436
                                                                       ----------

CANADA  0.7%
Nortel Networks Corp. (a)...................................  3,158        15,839
                                                                       ----------

DENMARK  0.7%
TDC A/S.....................................................    470        14,622
                                                                       ----------

FINLAND  1.3%
Nokia (Ab) Oy (a)...........................................  1,390        29,572
                                                                       ----------

FRANCE  7.9%
Aventis, SA (a).............................................    309        22,944
Association General De France...............................    485        23,056
Axa-UAP.....................................................    960        17,914
BNP Paribas, SA (a).........................................    806        39,118
Companie de Saint-Gobain....................................    152        23,625
Total, Class B..............................................    324        47,666
                                                                       ----------
                                                                          174,323
                                                                       ----------
GERMANY  7.3%
BASF, AG....................................................    735        28,271
Infineon Technologies, AG...................................    580        13,304
Muenchener Rueckversicherungs-Gesellschaft, AG..............     90        21,977
SAP, AG.....................................................    228        31,019
Siemens, AG.................................................    810        47,483
Volkswagen, AG..............................................    358        17,155
                                                                       ----------
                                                                          159,209
                                                                       ----------

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

February 28, 2002 (Unaudited)

                                                                         MARKET
DESCRIPTION                                                   SHARES     VALUE
GREECE  2.1%
National Bank of Greece.....................................  1,420    $   29,559
OTE (Hellenic TLCM).........................................  1,186        17,499
                                                                       ----------
                                                                           47,058
                                                                       ----------
HONG KONG  1.8%
China Mobile Communications Corp. (a).......................  8,000        23,079
CLP Holdings................................................  4,000        16,053
                                                                       ----------
                                                                           39,132
                                                                       ----------
ISRAEL  0.9%
Teva Pharmaceutical Industries Ltd.--ADR....................    353        20,132
                                                                       ----------

ITALY  3.6%
ENI S.p.A...................................................  1,830        25,100
Telecom Italia S.p.A. (a)...................................  4,500        21,197
UniCredito Italiano S.p.A...................................  8,683        33,834
                                                                       ----------
                                                                           80,131
                                                                       ----------
JAPAN  17.0%
Canon, Inc. ................................................  1,000        35,001
Central Japan Railway Co. ..................................      2        10,851
Daiwa Securities (a)........................................  3,000        18,157
Fuji Photo Film Co. Ltd. ...................................  1,000        31,494
Fuji Television Network, Inc. ..............................      2         9,851
Furukawa Electric Co. Ltd. .................................  2,000         9,105
Kao Corp. ..................................................  1,000        18,769
Matsushita Electric Works Information System Co. ...........  1,000        12,097
Nippon Steel Corp. .........................................  8,000        12,060
NTT DoCoMo, Inc. ...........................................      2        20,747
Rohm Co. Ltd. ..............................................    100        14,441
Sharp Corp. ................................................  2,000        23,881
Sony Corp. .................................................    300        13,612
Sumitomo Trust and Banking Co. Ltd. ........................  2,000         6,717
Takeda Chemical Industries Ltd. ............................  1,000        40,524
Tokyo Electric Power Co., Inc. .............................    700        13,217
Tokyo Gas Co. Ltd. .........................................  6,000        15,448
Toyota Motor Corp. .........................................  1,600        40,837
Yamanouchi Pharmaceutical Co. Ltd. .........................  1,000        26,046
                                                                       ----------
                                                                          372,855
                                                                       ----------
MEXICO  2.4%
Cemex, SA de C.V. ..........................................  5,000        24,236
Wal-Mart de Mexico SA de C.V. ..............................  10,000       29,370
                                                                       ----------
                                                                           53,606
                                                                       ----------

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

February 28, 2002 (Unaudited)

                                                                         MARKET
DESCRIPTION                                                   SHARES     VALUE
NETHERLANDS  5.7%
Aegon, NV...................................................    790    $   17,211
ING Groep, NV...............................................  1,205        28,683
Kon Kpn, NV.................................................  6,700        32,024
Koninklijke Philips Electronics, NV (a).....................  1,080        28,242
Royal Dutch Petroleum Co. ..................................    352        18,181
                                                                       ----------
                                                                          124,341
                                                                       ----------
PORTUGAL  0.9%
Portugal Telecom, SGPS, SA..................................  2,686        18,955
                                                                       ----------

REPUBLIC OF KOREA  2.0%
Samsung Electronics Co., Ltd., 144A--Private Placement
  (b).......................................................    328        43,050
                                                                       ----------

RUSSIA  1.3%
Yukos Corp.--ADR............................................    288        29,376
                                                                       ----------

SINGAPORE  1.9%
Hong Kong Land..............................................  14,000       26,460
United O/Seas Bank..........................................  2,000        15,181
                                                                       ----------
                                                                           41,641
                                                                       ----------
SOUTH AFRICA  0.6%
Sasol Ltd. .................................................  1,255        12,346
                                                                       ----------

SPAIN  1.1%
Endesa, SA..................................................  1,600        24,024
                                                                       ----------

SWEDEN  0.6%
Nordea, AB..................................................  2,355        12,260
                                                                       ----------

SWITZERLAND  5.3%
Credit Suisse Group.........................................    560        19,373
Nestle, SA..................................................    105        23,219
Novartis, AG................................................  1,094        41,605
UBS, AG.....................................................    685        31,723
                                                                       ----------
                                                                          115,920
                                                                       ----------
TAIWAN-REPUBLIC OF CHINA  0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.--ADR (a)........  1,100        17,875
                                                                       ----------

UNITED KINGDOM  26.9%
Amvescap Plc................................................  1,190        14,348
Anglo American Plc..........................................  1,220        20,710
ARM Holdings Plc (a)........................................  4,819        19,276

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

February 28, 2002 (Unaudited)

                                                                         MARKET
DESCRIPTION                                                   SHARES     VALUE
UNITED KINGDOM (CONTINUED)
BAE SYSTEMS Plc.............................................  4,226    $   18,995
Barclays Plc................................................    780        22,877
BHP Billiton Plc............................................  2,470        13,965
BP Plc......................................................  6,180        50,882
Cadbury Schweppes Plc.......................................  3,260        22,164
GlaxoSmithKline Plc (a).....................................  2,611        63,620
Hays........................................................  8,138        22,717
HSBC Holdings Plc...........................................  2,660        29,044
Lattice Group Plc...........................................  8,790        21,028
Logica Plc..................................................  1,022         5,562
Next........................................................  1,640        22,056
Reed International Plc......................................  4,980        44,592
Rentokil Initial Plc........................................  4,540        17,118
Smiths Group Plc............................................  2,992        29,984
South African Brewery.......................................  3,210        21,234
Tesco Plc (a)...............................................  9,550        34,016
Vodafone Group Plc (a)......................................  24,402       46,131
Wolseley Plc................................................  2,750        23,205
WPP Group Plc...............................................  2,650        27,868
                                                                       ----------
                                                                          591,392
                                                                       ----------

TOTAL INVESTMENTS  98.1%
  (Cost $2,022,589).................................................    2,153,961
FOREIGN CURRENCY  0.4%
  (Cost $9,656).....................................................        9,555
OTHER ASSETS IN EXCESS OF LIABILITIES  1.5%.........................       31,599
                                                                       ----------

NET ASSETS  100.0%..................................................   $2,195,115
                                                                       ==========

(a) Non-income producing security.

(b) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR--American Depositary Receipt

                                               See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
February 28, 2002 (Unaudited)

ASSETS:
Total Investments (Cost $2,022,589).........................  $2,153,961
Foreign Currency (Cost $9,656)..............................       9,555
Cash........................................................      47,336
Receivables:
  Expense Reimbursement from Adviser........................      29,521
  Dividends.................................................       1,871
  Fund Shares Sold..........................................         360
Other.......................................................     107,713
                                                              ----------
    Total Assets............................................   2,350,317
                                                              ----------
LIABILITIES:
Accrued Expenses............................................     133,174
Distributor and Affiliates Payables.........................      16,936
Trustees' Deferred Compensation and Retirement Plans........       4,731
Forward Foreign Currency Contracts..........................         361
                                                              ----------
    Total Liabilities.......................................     155,202
                                                              ----------
NET ASSETS..................................................  $2,195,115
                                                              ==========
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $2,143,313
Net Unrealized Appreciation.................................     130,892
Accumulated Net Realized Loss...............................      (4,407)
Accumulated Undistributed Net Investment Income.............     (74,683)
                                                              ----------
NET ASSETS..................................................  $2,195,115
                                                              ==========
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $890,456 and 86,591 shares of beneficial
    interest issued and outstanding)........................  $    10.28
    Maximum sales charge (5.75%* of offering price).........         .63
                                                              ----------
    Maximum offering price to public........................  $    10.91
                                                              ==========
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $656,779 and 64,024 shares of beneficial
    interest issued and outstanding)........................  $    10.26
                                                              ==========
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $647,880 and 63,156 shares of beneficial
    interest issued and outstanding)........................  $    10.26
                                                              ==========

* On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements

Statement of Operations
For the Period September 26, 2001 (Commencement of Investment Operations) to February 28, 2002 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $652)........  $  7,043
Interest....................................................       673
                                                              --------
    Total Income............................................     7,716
                                                              --------
EXPENSES:
Custody.....................................................    26,044
Shareholder Services........................................    18,886
Shareholder Reports.........................................    17,057
Registration and Filing Fees................................    16,781
Audit.......................................................    11,430
Legal.......................................................    10,242
Accounting..................................................     8,404
Investment Advisory Fee.....................................     8,359
Trustees' Fees and Related Expenses.........................     6,045
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $41, $11 and $0, respectively)..............        52
Other.......................................................    80,732
                                                              --------
    Total Expenses..........................................   204,032
    Expense Reduction ($8,359 Investment Advisory Fee and
      $175,096 Other).......................................   183,455
    Less Credits Earned on Cash Balances....................       200
                                                              --------
    Net Expenses............................................    20,377
                                                              --------
NET INVESTMENT LOSS.........................................  $(12,661)
                                                              ========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  1,344
  Foreign Currency Transactions.............................    (2,754)
                                                              --------
Net Realized Loss...........................................    (1,410)
                                                              --------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................       -0-
                                                              --------
  End of the Period:
    Investments.............................................   131,372
    Forward Foreign Currency Contracts......................      (361)
    Foreign Currency Translation............................      (119)
                                                              --------
                                                               130,892
                                                              --------
Net Unrealized Appreciation During the Period...............   130,892
                                                              --------
NET REALIZED AND UNREALIZED GAIN............................  $129,482
                                                              ========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $116,821
                                                              ========

                                               See Notes to Financial Statements

Statement of Changes in Net Assets
For the Period September 26, 2001 (Commencement of Investment Operations) through February 28, 2002 (Unaudited)

FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.........................................  $  (12,661)
Net Realized Loss...........................................      (1,410)
Net Unrealized Appreciation During the Period...............     130,892
                                                              ----------
Change in Net Assets from Operations........................     116,821
                                                              ----------

Distributions from Net Investment Income:
  Class A Shares............................................     (25,775)
  Class B Shares............................................     (18,401)
  Class C Shares............................................     (17,846)
                                                              ----------
                                                                 (62,022)
                                                              ----------

Distributions from Net Realized Gain:
  Class A Shares............................................      (1,205)
  Class B Shares............................................        (910)
  Class C Shares............................................        (882)
                                                              ----------
                                                                  (2,997)
                                                              ----------
Total Distributions.........................................     (65,019)
                                                              ----------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........      51,802
                                                              ----------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................     906,758
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................      65,018
Cost of Shares Repurchased..................................    (828,463)
                                                              ----------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........     143,313
                                                              ----------
TOTAL INCREASE IN NET ASSETS................................     195,115
NET ASSETS:
Beginning of the Period.....................................   2,000,000
                                                              ----------
End of the Period (Including accumulated undistributed net
  investment income of ($74,683))...........................  $2,195,115
                                                              ==========

See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                    SEPTEMBER 26,
                                                                         2001
                                                                   (COMMENCEMENT OF
                                                                INVESTMENT OPERATIONS)
CLASS A SHARES                                                     TO FEBRUARY 28,
                                                                       2002 (B)
                                                                ----------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................           $ 10.00
                                                                       -------
  Net Investment Loss.......................................              (.04)
  Net Realized and Unrealized Gain..........................               .64
                                                                       -------
Total from Investment Operations............................               .60
                                                                       -------
Less:
  Distributions from and in Excess of Net Investment
    Income..................................................               .31
  Distributions from Net Realized Gain......................               .01
                                                                       -------
Total Distributions.........................................               .32
                                                                       -------
NET ASSET VALUE, END OF THE PERIOD..........................           $ 10.28
                                                                       =======

Total Return (a)*...........................................             6.07%**
Net Assets at End of the Period (In millions)...............           $    .9
Ratio of Expenses to Average Net Assets* (c)................             1.76%
Ratio of Net Investment Loss to Average Net Assets*.........             (.92%)
Portfolio Turnover..........................................               49%**
 * If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c).................            14.06%
Ratio of Net Investment Loss to Average Net Assets..........           (13.22%)

** Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to .25% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the period ended February 28, 2002.

                                               See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                    SEPTEMBER 26,
                                                                         2001
                                                                   (COMMENCEMENT OF
                                                                INVESTMENT OPERATIONS)
CLASS B SHARES                                                     TO FEBRUARY 28,
                                                                       2002 (B)
                                                                ----------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................           $ 10.00
                                                                       -------
  Net Investment Loss.......................................              (.07)
  Net Realized and Unrealized Gain..........................               .64
                                                                       -------
Total from Investment Operations............................               .57
                                                                       -------
Less:
  Distributions from Net Investment Income..................               .30
  Distributions from Net Realized Gain......................               .01
                                                                       -------
Total Distributions.........................................               .31
                                                                       -------
NET ASSET VALUE, END OF THE PERIOD..........................           $ 10.26
                                                                       =======

Total Return (a)*...........................................             5.69%**
Net Assets at End of the Period (In millions)...............           $    .7
Ratio of Expenses to Average Net Assets* (c)................             2.51%
Ratio of Net Investment Loss to Average Net Assets*.........            (1.65%)
Portfolio Turnover..........................................               49%**
 * If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c).................            14.81%
Ratio of Net Investment Loss to Average Net Assets..........           (13.97%)

** Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5% charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the period ended February 28, 2002.

See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                 SEPTEMBER 26,
                                                                      2001
                                                                (COMMENCEMENT OF
                                                             INVESTMENT OPERATIONS)
CLASS C SHARES                                                  TO FEBRUARY 28,
                                                                    2002 (B)
                                                             ----------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................        $ 10.00
                                                                    -------
  Net Investment Loss.......................................           (.07)
  Net Realized and Unrealized Gain..........................            .64
                                                                    -------
Total from Investment Operations............................            .57
                                                                    -------
Less:
  Distributions from Net Investment Income..................            .30
  Distributions from Net Realized Gain......................            .01
                                                                    -------
Total Distributions.........................................            .31
                                                                    -------
NET ASSET VALUE, END OF THE PERIOD..........................        $ 10.26
                                                                    =======

Total Return (a)*...........................................          5.69%**
Net Assets at End of the Period (In millions)...............        $    .6
Ratio of Expenses to Average Net Assets* (c)................          2.51%
Ratio of Net Investment Loss to Average Net Assets*.........         (1.65%)
Portfolio Turnover..........................................            49%**
 * If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets (c).................         14.81%
Ratio of Net Investment Loss to Average Net Assets..........        (13.97%)

** Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1% charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. This return includes combined Rule 12b-1 fees and service fees of up to 1% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Based on average shares outstanding.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .01% for the period ended February 28, 2002.

                                               See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

February 28, 2002 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen International Advantage Fund (the "Fund") is organized as a Delaware business trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment adviser seeks to achieve the Fund's investment objective through investments in a diversified portfolio of equity securities of foreign issuers. The Fund commenced investment operations on September 26, 2001, with three classes of common shares: Class A, Class B, and Class C.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Unlisted securities and listed securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Forward foreign currency contracts are valued using quoted foreign exchange rates.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management Inc. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to

NOTES TO
FINANCIAL STATEMENTS

February 28, 2002 (Unaudited)

maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At February 28, 2002, for federal income tax purposes, the cost of long-term investments is $2,022,589, the aggregate gross unrealized appreciation is $218,376, and the aggregate gross unrealized depreciation is $87,004, resulting in net unrealized appreciation on long-term investments of $131,372.

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

F. FOREIGN CURRENCY TRANSLATION The market values of foreign securities, forward currency exchange contracts and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on quoted exchange rates as of noon Eastern Standard Time. The cost of securities is determined using historical exchange rates. Income and expenses are translated at prevailing exchange rates when accrued or incurred. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency includes the net realized amount from the sale of currency and the amount realized between trade date and settlement date on securities transactions.

G. EXPENSE REDUCTIONS During the period ended February 28, 2002, the Fund's custody fee was reduced by $200 as a result of credits earned on cash balances.

NOTES TO
FINANCIAL STATEMENTS

February 28, 2002 (Unaudited)

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .90%
Next $500 million...........................................       .85%
Over $1 billion.............................................       .80%

    For the period ended February 28, 2002, the Adviser voluntarily waived $8,359 of its investment advisory fee and $175,096 of other expenses. This waiver is voluntary and can be discontinued at the Adviser's discretion.

    For the period ended February 28, 2002, the Fund recognized expenses of approximately $200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. With respect to the Accounting Service agreement, the Adviser allocates the cost of such services to each fund with assets exceeding $25 million. For the period ended February 28, 2002, the Fund recognized expenses of approximately $10,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing legal services to the Fund, which are reported as part of "Legal" expenses in the Statement of Operations. For the period ended February 28, 2002, no cost was allocated to the Fund in regards to the Accounting Services agreement.

    Van Kampen Investor Services Inc., an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the period ended February 28, 2002, the Fund recognized expenses of approximately $15,300. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees and are based on competitive market benchmarks.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as

NOTES TO
FINANCIAL STATEMENTS

February 28, 2002 (Unaudited)

amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $1,300 are included in "Other" assets on the Statement of Assets and Liabilities at February 28, 2002. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    At February 28, 2002, Van Kampen owned 80,000 shares of Class A, 60,000 shares of Class B, and 60,000 shares of Class C.

    For the period ended February 28, 2002, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of Van Kampen, totaling $217.

3. CAPITAL TRANSACTIONS

At February 28, 2002, capital aggregated $868,530, $642,530 and $632,253 for Classes A, B, and C, respectively. For the period ended February 28, 2002, transactions were as follows:

                                                              SHARES       VALUE
Sales:
  Class A...................................................   79,772    $ 868,674
  Class B...................................................    2,271       24,429
  Class C...................................................    1,359       13,655
                                                              -------    ---------
Total Sales.................................................   83,402    $ 906,758
                                                              =======    =========
Dividend Reinvestment:
  Class A...................................................    2,604    $  26,979
  Class B...................................................    1,866       19,310
  Class C...................................................    1,809       18,729
                                                              -------    ---------
Total Dividend Reinvestment.................................    6,279    $  65,018
                                                              =======    =========
Repurchases:
  Class A...................................................  (75,785)   $(827,123)
  Class B...................................................     (113)      (1,209)
  Class C...................................................      (12)        (131)
                                                              -------    ---------
Total Repurchases...........................................  (75,910)   $(828,463)
                                                              =======    =========

    Class B shares, including any dividend reinvestment plan Class B Shares received there on, automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased.

NOTES TO
FINANCIAL STATEMENTS

February 28, 2002 (Unaudited)

    Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                CONTINGENT DEFERRED
                                                                    SALES CHARGE
                                                                  AS A PERCENTAGE
                                                                  OF DOLLAR AMOUNT
                                                                 SUBJECT TO CHARGE
                                                             --------------------------
YEAR OF REDEMPTION                                           CLASS B            CLASS C
First......................................................   5.00%              1.00%
Second.....................................................   4.00%               None
Third......................................................   3.00%               None
Fourth.....................................................   2.50%               None
Fifth......................................................   1.50%               None
Sixth and Thereafter.......................................    None               None

    For the period ended February 28, 2002, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $32 and CDSC on redeemed shares of approximately $0. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $3,054,590 and $1,038,214 respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, foreign currency exposure, or generate potential gain. All of the Fund's holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a forward commitment. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the forward commitment.

    Purchasing securities on a forward commitment involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price

NOTES TO
FINANCIAL STATEMENTS

February 28, 2002 (Unaudited)

resulting in an unrealized loss. Selling securities on a forward commitment involves different risks and can result in losses more significant than those arising from the purchase of such securities. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Fund.

A. FORWARD CURRENCY CONTRACTS A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Upon the settlement of the contract, a realized gain or loss is recognized and is included as a component of realized gain/loss on forwards. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    The following forward foreign currency contracts were outstanding as of February 28, 2002:

                                                                          UNREALIZED
                                                             CURRENT     APPRECIATION/
                                                              VALUE      DEPRECIATION
LONG CONTRACTS
  Canadian Dollar,
    100,590 expiring 03/04/02..............................  $ 62,671        $(561)
    104,377 expiring 04/03/02..............................    65,402          402
  Euro Currency,
    24,523 expiring 03/04/02...............................    21,231           33
    114,491 expiring 04/03/02..............................    98,929          (49)
  Swedish Korona,
    224,959 expiring 03/04/02..............................    21,484          370
  Swiss Franc,
    76,784 expiring 04/03/02...............................    45,006            6
                                                                             -----
                                                                               201
                                                                             -----
SHORT CONTRACTS
  Pound Sterling,
    75,000 expiring 03/04/02...............................   105,984         (438)
    70,000 expiring 04/03/02...............................    99,101         (124)
                                                                             -----
                                                                              (562)
                                                                             -----
                                                                             $(361)
                                                                             =====

NOTES TO
FINANCIAL STATEMENTS

February 28, 2002 (Unaudited)

B. CLOSED BUT UNSETTLED FORWARD COMMITMENTS In certain situations, the Fund has entered into offsetting transactions for outstanding forward commitments prior to settlement of the obligation. In doing so, the Fund realizes a gain or loss on the transactions at the time the forward commitment is closed. Risk may result due to the potential inability of counterparties to meet the terms of their contracts. At February 28, 2002, the Fund has a net realized gain on closed but unsettled forward currency contracts scheduled to settle between March 4, 2002 and April 3, 2002.

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and 1.00% each of Class B and Class C average daily net assets are accrued daily.

           VAN KAMPEN INVESTMENTS

THE VAN KAMPEN
FAMILY OF FUNDS

Growth

   Aggressive Growth
   American Value*
   Emerging Growth
   Enterprise
   Equity Growth
   Focus Equity
   Growth
   Mid Cap Growth
   Pace
   Select Growth
   Small Cap Growth
   Small Cap Value
   Tax Managed Equity Growth
   Technology

Growth and Income

   Comstock
   Equity Income
   Growth and Income
   Harbor
   Real Estate Securities
   Utility
   Value
   Value Opportunities

Global/International

   Asian Equity
   Emerging Markets
   European Value Equity
   Global Equity Allocation
   Global Franchise
   Global Value Equity
   International Advantage
   International Magnum
   Latin American
   Worldwide High Income

Income

   Corporate Bond
   Government Securities
   High Income Corporate Bond
   High Yield
   Limited Maturity Government
   U.S. Government
   U.S. Government Trust for Income*

Capital Preservation

   Reserve
   Tax Free Money

Senior Loan

   Prime Rate Income Trust
   Senior Floating Rate

Tax Free

   California Insured Tax Free
   Florida Insured Tax Free Income*
   High Yield Municipal**
   Insured Tax Free Income
   Intermediate Term Municipal
     Income
   Municipal Income
   New York Tax Free Income
   Pennsylvania Tax Free Income
   Strategic Municipal Income

For more complete information, including risk considerations, fees, sales charges and ongoing expenses, please contact your financial advisor for a prospectus. Please read it carefully before you invest or send money.

To view a current Van Kampen fund prospectus or to receive additional fund information, choose from one of the following:

- visit our Web site at
  VANKAMPEN.COM--
  to view a prospectus, select
  Download Prospectus                                            [COMPUTER ICON]

- call us at (800) 341-2911
  Telecommunications Device
  for the Deaf (TDD) users,
  call (800) 421-2833.

                                                                    [PHONE ICON]

- e-mail us by visiting
  VANKAMPEN.COM and
  selecting Contact Us

                                                            [MAIL ICON]

 * Closed to new investors

** Open to new investors for a limited time

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

BOARD OF TRUSTEES

J. MILES BRANAGAN
JERRY D. CHOATE
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
WAYNE W. WHALEN * - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 218256
Kansas City, Missouri 64121-8256

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN ARPS, SLATE
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive

Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice

The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you make with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (a.k.a. "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen Trust Company, Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
vankampen.com

                         [VAN KAMPEN INVESTMENTS LOGO]
Copyright (C)2002 Van Kampen Funds Inc. All rights reserved.
185, 285, 385                                                  Member NASD/SIPC.
IA SAR 4/02                                                      5546D02-AP-4/02